Schedule of Investments (unaudited) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

522 Funding CLO Ltd. 6.72%, 04/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.330%)(a)(b)	$250	$246,577
AGL CLO 6 Ltd.
6.88%, 07/20/34 (Call 01/20/24), (3-mo. LIBOR US + 1.200%)(a)(b)	250	247,064
7.38%, 07/20/34(a)	250	243,905
AIMCO CLO 7.31%, 01/15/32(a)	250	247,506
AIMCO CLO 10 Ltd. 7.27%, 07/22/32 (Call 01/22/24), (3-mo. LIBOR US + 1.600%)(a)(b)	250	246,258
AIMCO CLO 12 Ltd. 6.57%, 01/17/32 (Call 01/17/24), (3-mo. CME Term SOFR + 1.170%)(a)(b)	250	248,413
ALM Ltd. 7.51%, 10/15/29 (Call 01/15/24), (3-mo. CME Term SOFR + 2.112%)(a)(b)	612	609,858
American Express Credit Account Master Trust Class A, 0.90%, 11/15/26	150	142,505
Series 2022-2, Class A, 3.39%, 05/15/27	152	146,729
Apidos CLO XL Ltd. 7.19%, 07/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.800%)(a)(b)	250	249,891
Apidos CLO XXXV 6.73%, 04/20/34 (Call 01/20/24), (3-mo. CME Term SOFR + 1.312%)(a)(b)	250	246,707
Arbor Realty Commercial Real Estate Notes Ltd.
7.18%, 05/15/37 (Call 05/15/24), (1-mo. CME Term SOFR + 1.850%)(a)(b)	250	245,640
6.77%, 01/15/37 (Call 08/15/24), (30-day Avg SOFR + 1.450%)(a)(b)	225	220,711
6.42%, 12/15/35 (Call 11/15/23), (1-mo. LIBOR US + 0.970%)(a)(b)	237	232,854
AREIT LLC 7.45%, 02/17/28(a)	260	256,752
ARI Fleet Lease Trust 5.41%, 02/17/32 (Call 03/15/26)(a)	205	203,079
BA Credit Card Trust 3.53%, 11/15/27	75	72,438
Barings CLO Ltd. 8.22%, 10/20/35(a)	250	249,742
Benefit Street Partners CLO XV Ltd. 7.36%, 07/18/31(a)	250	247,432
Benefit Street Partners CLO XX Ltd. 6.83%, 07/15/34 (Call 01/15/24), (3-mo. LIBOR US + 1.170%)(a)(b)	250	247,793
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 6.83%, 10/15/34 (Call 01/15/24)(a)(b)	250	247,029
Benefit Street Partners CLO XXIII Ltd. 6.72%, 04/25/34(a)	250	247,450
BlueMountain CLO XXII Ltd. 6.74%, 07/15/31 (Call 01/15/24), (3-mo. CME Term SOFR + 1.342%)(a)(b)	248	246,563
BlueMountain CLO XXV Ltd. 7.36%, 07/15/36 (Call 01/15/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	500	484,273
Capital One Multi-Asset Execution Trust
3.49%, 05/15/27	228	220,158
4.42%, 05/15/28	150	145,770
Carlyle Global Market Strategies CLO Ltd. 6.75%, 04/22/32 (Call 01/22/24), (3-mo. CME Term SOFR + 1.342%)(a)(b)	250	248,729
Carlyle U.S. CLO Ltd.
7.48%, 01/20/31 (Call 01/20/24), (3-mo. LIBOR US + 1.800%)(a)(b)	250	246,851

Security	Par (000)	Value
6.82%, 07/15/34 (Call 01/15/24), (3-mo. LIBOR US + 1.160%)(a)(b)	$250	$248,311
CarMax Auto Owner Trust 3.49%, 02/16/27 (Call 03/15/26)	56	54,644
Cedar Funding X CLO Ltd. 7.28%, 10/20/32 (Call 01/20/24), (3-mo. LIBOR US + 1.600%)(a)(b)	250	244,140
Chase Issuance Trust 5.08%, 09/15/30	400	391,161
Chesapeake Funding II LLC 5.65%, 05/15/35 (Call 11/15/25)(a)	131	130,124
CIFC Funding Ltd.
6.71%, 07/15/33 (Call 01/15/24), (3-mo. LIBOR US + 1.050%)(a)(b)	250	248,684
6.66%, 10/18/30 (Call 01/18/24), (3-mo. LIBOR US + 1.000%)(a)(b)	239	238,073
7.26%, 07/18/31(a)	390	385,100
7.19%, 04/25/33 (Call 01/25/24), (3-mo. LIBOR US + 1.550%)(a)(b)	250	246,051
6.72%, 04/19/35(a)	250	247,904
Clover CLO LLC
6.82%, 04/15/34 (Call 01/15/24)(a)(b)	250	248,631
6.85%, 07/20/34 (Call 01/20/24), (3-mo. LIBOR US + 1.170%)(a)(b)	250	247,273
College Ave Student Loans LLC
3.06%, 07/26/55 (Call 12/25/34)(a)	100	84,496
6.24%, 06/25/52 (Call 01/25/34), (1-mo. CME Term SOFR + 0.914%)(a)(b)	263	251,913
College Avenue Student Loans LLC 6.34%, 07/26/55 (Call 12/25/34), (1-mo. LIBOR US + 0.900%)(a)(b)	75	73,104
Discover Card Execution Note Trust
0.58%, 09/15/26	55	52,503
4.31%, 03/15/28	200	194,113
Dryden 77 CLO Ltd. 6.76%, 05/20/34 (Call 11/20/23), (3-mo. LIBOR US + 1.120%)(a)(b)	250	248,008
EDvestinU Private Education Loan Issue No. 1 LLC 3.58%, 11/25/38(a)	94	87,790
ELFI Graduate Loan Program LLC 4.51%, 08/26/47 (Call 03/25/31)(a)	138	128,425
Elmwood CLO 14 Ltd. 6.74%, 04/20/35(a)	250	247,279
Elmwood CLO II Ltd. 6.83%, 04/20/34 (Call 01/20/24), (3-mo. LIBOR US + 1.150%)(a)(b)	250	248,500
Elmwood CLO IX Ltd. 6.81%, 07/20/34 (Call 01/20/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	250	248,301
Elmwood CLO Ltd. 7.60%, 04/17/36 (Call 04/17/25)(a)(b)	250	247,375
Enterprise Fleet Financing LLC 4.38%, 07/20/29 (Call 03/20/26)(a)	106	103,611
Flatiron CLO 21 Ltd. Series 2021 1A, Class A1, 6.77%, 07/19/34 (Call 01/19/24)(a)(b)	250	247,981
Flatiron RR CLO 22 LLC 7.26%, 10/15/34(a)	250	243,851
Ford Credit Auto Owner Trust
3.74%, 09/15/26 (Call 12/15/25)	25	24,516
4.48%, 12/15/26 (Call 04/15/26)	35	34,375
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/27	48	43,780
4.92%, 05/15/28(a)	250	244,669
2.64%, 09/15/26	170	164,158
Galaxy XXV CLO Ltd. 7.29%, 10/25/31 (Call 01/25/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	250	245,127

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Generate CLO 7 Ltd. 7.04%, 01/22/33 (Call 01/22/24), (3-mo. CME Term SOFR + 1.632%)(a)(b)	$250	$249,055
GoldenTree Loan Management U.S. CLO 6 Ltd. 6.74%, 04/20/35 (Call 04/20/24), (3-mo. CME Term SOFR + 1.320%)(a)(b)	250	247,193
Goldentree Loan Management U.S. CLO Ltd. 7.37%, 04/20/34(a)	250	246,007
Golub Capital Partners 48 LP 6.97%, 04/17/33 (Call 01/17/24), (3-mo. LIBOR US + 1.310%)(a)(b)	250	248,536
GoodLeap Sustainable Home Solutions Trust 4.95%, 07/20/49 (Call 07/20/40)(a)	332	292,811
Gracie Point International Funding
7.57%, 04/01/24 (Call 11/01/23), (30-day Avg SOFR + 2.250%)(a)(b)	118	117,984
8.07%, 04/01/24 (Call 11/01/23), (30-day Avg SOFR + 2.750%)(a)(b)	200	200,697
Hyundai Auto Receivables Trust 4.58%, 04/15/27 (Call 11/15/26)	250	245,185
Lendmark Funding Trust
5.62%, 07/20/32 (Call 06/20/25)(a)	300	290,690
5.60%, 05/20/33 (Call 04/20/25)(a)	240	232,097
Logan CLO II Ltd. 7.38%, 01/20/35 (Call 01/20/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	250	244,255
Madison Park Funding LIX Ltd. Series 2021 59A, Class A, 6.80%, 01/18/34 (Call 01/18/24), (3 mo. LIBOR US + 1.140%)(a)(b)	250	248,887
Madison Park Funding XLV Ltd. 7.36%, 07/15/34 (Call 01/15/24)(a)(b)	250	246,503
Madison Park Funding XXXI Ltd. 7.37%, 01/23/31 (Call 01/23/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	250	246,126
Madison Park Funding XXXII Ltd. 6.67%, 01/22/31 (Call 01/22/24), (3-mo. LIBOR US + 1.000%)(a)(b)	250	248,801
Madison Park Funding XXXVI Ltd. 6.74%, 04/15/35 (Call 04/15/24)(a)(b)	250	247,371
Mariner CLO LLC 7.17%, 07/23/29 (Call 01/23/24), (3-mo. CME Term SOFR + 1.762%)(a)(b)	250	246,575
Mariner Finance Issuance Trust
2.19%, 08/21/34 (Call 11/20/23)(a)	175	170,285
2.33%, 03/20/36 (Call 03/20/26)(a)	350	300,106
7.11%, 10/22/35(a)	210	209,798
Mercedes-Benz Auto Receivables Trust 5.09%, 01/15/26 (Call 09/15/26)	91	90,385
Mosaic Solar Loan Trust
1.64%, 04/22/47 (Call 05/20/37)(a)	348	270,049
4.01%, 06/22/43 (Call 03/20/30)(a)	47	42,256
6.40%, 05/20/53(a)	169	165,447
Navient Private Education Loan Trust
7.05%, 10/15/31 (Call 02/15/27), (1-mo. CME Term SOFR + 1.714%)(a)(b)	403	403,964
3.61%, 12/15/59 (Call 03/15/28)(a)	76	73,566
Navient Private Education Refi Loan Trust
3.42%, 01/15/43 (Call 12/15/25)(a)	97	93,456
5.51%, 10/15/71 (Call 10/15/32)(a)	171	166,126
3.33%, 05/15/69 (Call 07/15/27)(a)	100	76,845
7.05%, 11/15/68 (Call 06/15/31), (1-mo. CME Term SOFR + 1.714%)(a)(b)	129	129,476

Security	Par (000)	Value
Nelnet Student Loan Trust
2.85%, 04/20/62 (Call 08/20/31)(a)	$300	$234,649
1.36%, 04/20/62 (Call 09/20/29)(a)	75	65,935
Neuberger Berman Loan Advisers CLO 31 Ltd. 6.72%, 04/20/31 (Call 01/20/24), (3-mo. LIBOR US + 1.040%)(a)(b)	250	248,301
Neuberger Berman Loan Advisers CLO 39 Ltd. 7.28%, 01/20/32(a)	250	247,081
Neuberger Berman Loan Advisers CLO 40 Ltd. 6.72%, 04/16/33 (Call 01/16/24), (3-mo. LIBOR US + 1.060%)(a)(b)	250	248,574
Neuberger Berman Loan Advisers CLO 45 Ltd. 6.79%, 10/14/35 (Call 01/14/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	255	253,215
Neuberger Berman Loan Advisers CLO 49 Ltd. 6.80%, 07/25/34 (Call 01/25/24), (3-mo. CME Term SOFR + 1.420%)(a)(b)	500	496,635
Neuberger Berman Loan Advisers CLO Ltd. 7.38%, 07/25/34(a)	250	247,000
Nissan Auto Lease Trust 5.10%, 03/17/25 (Call 08/15/25)	126	125,544
Nissan Auto Receivables Owner Trust 4.46%, 05/17/27 (Call 11/15/26)	35	34,240
NYACK Park CLO Ltd. 6.80%, 10/20/34 (Call 01/20/24)(a)(b)	252	250,048
Octagon Investment Partners XXI Ltd. 6.63%, 02/14/31 (Call 11/14/23), (3-mo. LIBOR US + 1.000%)(a)(b)	250	248,555
OHA Credit Funding 10 Ltd. 6.79%, 01/18/36 (Call 01/18/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	250	248,025
OHA Credit Partners XVI 6.81%, 10/18/34 (Call 01/18/24), (3-mo. LIBOR US + 1.150%)(a)(b)	250	247,394
OHA Loan Funding Ltd.
6.81%, 01/19/37 (Call 01/19/24), (3-mo. LIBOR US + 1.150%)(a)(b)	250	248,131
6.94%, 01/20/33 (Call 01/20/24), (3-mo. CME Term SOFR + 1.522%)(a)(b)	250	249,567
OneMain Financial Issuance Trust
3.14%, 10/14/36 (Call 10/14/26)(a)	350	314,734
5.50%, 06/14/38 (Call 06/14/28)(a)	200	191,486
1.95%, 06/16/36 (Call 06/14/26)(a)	200	164,489
2.21%, 09/14/35 (Call 09/14/25)(a)	392	334,169
3.66%, 10/14/36(a)	225	193,191
6.17%, 09/15/36(a)	323	314,869
5.81%, 05/14/32(a)	400	396,574
Palmer Square CLO Ltd.
6.81%, 07/15/34 (Call 01/15/24), (3-mo. LIBOR US + 1.150%)(a)(b)	250	247,977
7.22%, 07/20/35 (Call 10/20/24)(a)(b)	250	249,529
6.78%, 11/14/34 (Call 11/14/23), (3-mo. LIBOR US + 1.150%)(a)(b)	250	248,145
8.02%, 01/20/36 (Call 01/20/25), (3-mo. CME Term SOFR + 2.600%)(a)(b)	250	250,142
Peace Park CLO Ltd. Series 2021 1A, Class A, 6.81%, 10/20/34 (Call 01/20/24), (3 mo. LIBOR US + 1.130%)(a)(b)	287	284,021
PFS Financing Corp.
0.97%, 02/15/26(a)	200	197,046
4.27%, 08/15/27(a)	350	339,333
Rad CLO 10 Ltd. 7.07%, 04/23/34(a)	250	243,056
Rad CLO 7 Ltd. 6.86%, 04/17/33 (Call 01/17/24), (3-mo. CME Term SOFR + 1.462%)(a)(b)	250	248,110

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Regatta XVIII Funding Ltd. 6.76%, 01/15/34 (Call 01/15/24), (3-mo. LIBOR US + 1.100%)(a)(b)	$250	$246,875
Regional Management Issuance Trust
7.10%, 11/17/32 (Call 11/15/24)(a)	140	139,710
2.34%, 10/15/30 (Call 11/15/23)(a)	439	427,353
1.68%, 03/17/31 (Call 03/15/24)(a)	321	303,139
1.90%, 08/15/33 (Call 08/15/26)(a)	350	298,050
2.42%, 03/17/31 (Call 03/15/24)(a)	400	355,598
Republic Finance Issuance Trust 2.30%, 12/22/31 (Call 12/20/24)(a)	315	292,385
RR 1 LLC 7.26%, 07/15/35(a)	250	244,652
RR 16 Ltd. 6.77%, 07/15/36 (Call 01/15/24), (3-mo. LIBOR US + 1.110%)(a)(b)	250	248,359
RR 24 Ltd. 7.79%, 01/15/32 (Call 01/15/24), (3-mo. CME Term SOFR + 2.400%)(a)(b)	227	227,254
RR15 Ltd. 7.11%, 04/15/36(a)	300	292,813
Service Experts Issuer LLC 2.67%, 02/02/32 (Call 05/20/29)(a)	61	55,106
SMB Private Education Loan Trust
3.44%, 07/15/36(a)	205	194,230
1.59%, 01/15/53(a)	106	91,218
7.12%, 10/16/56, (30-day SOFR + 1.800%)(a)(b)	138	139,066
2.84%, 06/15/37(a)	325	302,316
1.34%, 03/17/53(a)	53	46,253
2.23%, 09/15/37(a)	178	163,640
6.20%, 10/15/35, (1-mo. CME Term SOFR + 0.864%)(a)(b)	62	61,878
6.76%, 11/15/52(a)	132	132,402
6.28%, 09/15/37(a)	148	146,149
Series 2017-A, Class A2B, 6.35%, 09/15/34, (1-mo. CME Term SOFR + 1.014%)(a)(b)	74	73,565
SoFi Professional Loan Program LLC
3.59%, 01/25/48 (Call 03/25/26)(a)	50	48,134
3.12%, 05/15/46 (Call 07/15/27)(a)	365	276,533
Stratus CLO Ltd. 7.08%, 12/29/29 (Call 01/20/24), (3-mo. CME Term SOFR + 1.662%)(a)(b)	250	247,785
TICP CLO VI Ltd. 6.78%, 01/15/34 (Call 01/15/24), (3-mo. LIBOR US + 1.120%)(a)(b)	250	247,421
TICP CLO XII Ltd. 6.83%, 07/15/34 (Call 01/15/24), (3-mo. LIBOR US + 1.170%)(a)(b)	250	248,473
TICP CLO XIV Ltd. 7.33%, 10/20/32 (Call 01/20/24), (3-mo. LIBOR US + 1.650%)(a)(b)	250	246,158
Trestles CLO V Ltd. 6.85%, 10/20/34 (Call 01/20/24), (3-mo. SOFR + 1.432%)(a)(b)	250	248,311
Whitebox CLO II Ltd. 6.88%, 10/24/34 (Call 01/24/24), (3-mo. LIBOR US + 1.220%)(a)(b)	250	247,424

Total Asset-Backed Securities — 19.7% (Cost: $33,830,002)		33,825,195

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 6.5%
BAMLL Commercial Mortgage Securities Trust, 6.78%, 09/15/34, (1-mo. LIBOR US + 1.150%)(a)(b)	150	148,108

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Beast Mortgage Trust
6.20%, 04/15/36 (Call 04/15/24), (1-mo. CME Term SOFR + 0.864%)(a)(b)	$200	$194,985
7.55%, 04/15/36 (Call 04/15/24), (1-mo. CME Term SOFR + 2.214%)(a)(b)	70	65,521
Benchmark Mortgage Trust, 0.81%, 07/15/56	3,000	98,761
BX Commercial Mortgage Trust
2.84%, 03/09/44 (Call 03/09/30)(a)	150	119,084
6.10%, 05/15/38, (1-mo. LIBOR US + 0.652%)(a)(b)	151	148,039
6.12%, 06/15/38, (1-mo. LIBOR US + 0.670%)(a)(b)	93	90,949
6.38%, 10/15/37, (1-mo. CME Term SOFR + 1.044%)(a)(b)	119	117,883
8.48%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	300	299,624
Series 2019-XL, Class A, 6.37%, 10/15/36, (1 mo. LIBOR US + 0.920%)(a)(b)	171	169,777
BX Trust
3.20%, 12/09/41 (Call 12/09/29)(a)	110	90,770
6.15%, 01/15/34, (1-mo. CME Term SOFR + 0.814%)(a)(b)	153	150,657
6.33%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	100	97,557
6.65%, 01/15/34, (1-mo. CME Term SOFR + 1.314%)(a)(b)	115	111,732
7.50%, 08/15/39, (1-mo. CME Term SOFR + 2.165%)(a)(b)	355	355,222
8.00%, 08/15/41, (1-mo. CME Term SOFR + 2.664%)(a)(b)	255	255,160
8.02%, 05/15/38(a)(b)	275	275,258
CENT Trust, 7.95%, 09/15/28(a)	260	260,813
CFCRE Commercial Mortgage Trust, 3.69%, 05/10/58 (Call 05/10/26)	220	200,244
Citigroup Commercial Mortgage Trust, 2.86%, 11/10/42(a)	100	74,899
COAST Commercial Mortgage Trust, 7.93%, 08/15/36(a)	245	241,241
Cold Storage Trust
8.94%, 11/15/37, (1-mo. CME Term SOFR + 3.607%)(a)(b)	133	130,669
Series 2020-ICE5, Class A, 6.35%, 11/15/37, (1-mo. CME Term SOFR + 1.014%)(a)(b)	128	126,366
COMM Mortgage Trust
3.83%, 02/10/48 (Call 01/10/27)(b)	205	187,368
Series 2015-CR24, Class A5, 3.70%, 08/10/48 (Call 06/10/26)	100	95,236
Commission Mortgage Trust, Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 03/10/24)	443	440,822
CSMC Trust
2.82%, 08/15/37(a)	100	90,175
8.48%, 09/09/24, (1-mo. CME Term SOFR + 3.143%)(a)(b)	100	100,618
CSMC Trust Capital Certificates
6.61%, 05/15/36, (1-mo. CME Term SOFR + 1.277%)(a)(b)	199	198,411
Series 2019-ICE4, Class A, 6.36%, 05/15/36, (1-mo. CME Term SOFR + 1.027%)(a)(b)	249	248,430
DBJPM Mortgage Trust, 3.56%, 06/10/50 (Call 06/10/27)(b)	250	213,581

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Extended Stay America Trust
9.15%, 07/15/38, (1-mo. CME Term SOFR + 3.814%)(a)(b)	$95	$91,885
Series 2021-ESH, Class A, 6.53%, 07/15/38, (1-mo. CME Term SOFR + 1.194%)(a)(b)	260	257,476
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 0.26%, 06/25/33	4,245	93,389
GS Mortgage Securities Corp. II, 7.43%, 09/10/38(a)	510	490,965
GS Mortgage Securities Corp. Trust
7.53%, 08/15/39, (1-mo. CME Term SOFR + 2.195%)(a)(b)	101	101,118
8.12%, 03/15/28(a)	135	133,479
GS Mortgage Securities Corportation Trust, 6.60%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	100	92,933
Hawaii Hotel Trust, 6.53%, 05/15/38, (1-mo. CME Term SOFR + 1.197%)(a)(b)	130	128,450
Hudson Yards Mortgage Trust, 2.94%, 12/10/41(a)(b)	110	88,853
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	215	190,296
7.81%, 12/15/36(a)	250	249,995
LUX, 8.02%, 08/15/40	100	100,325
Med Trust
6.40%, 11/15/38(a)(b)	272	263,696
8.60%, 11/15/38, (1-mo. CME Term SOFR + 3.264%)(a)(b)	234	222,157
MF1 Trust
6.40%, 12/15/34, (1-mo. CME Term SOFR + 1.070%)(a)(b)	130	126,390
6.70%, 12/15/34, (SOFR + 1.370%)(a)(b)	100	95,500
MHC Commercial Mortgage Trust, 6.25%, 04/15/38, (1 mo. LIBOR US + 0.801%)(a)(b)	461	454,023
MIRA Trust, 6.75%, 06/10/38(a)	103	100,118
Morgan Stanley Capital I Trust
4.62%, 07/15/51 (Call 07/15/28)(b)	50	41,529
6.76%, 11/15/34, (1-mo. CME Term SOFR + 1.422%)(a)(b)	310	304,147
Series 2020-HR8, Class A4, 2.04%, 07/15/53 (Call 08/15/30)	65	49,657
ORL Trust, 7.68%, 10/15/28(a)	160	159,600
SMRT Commercial Mortgage Trust, 6.34%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	150	145,678
SREIT Trust
6.18%, 11/15/38, (1-mo. LIBOR US + 0.731%)(a)(b)	350	342,435
6.82%, 11/15/36, (1-mo. CME Term SOFR + 1.485%)(a)(b)	265	257,363
Taubman Centers Commercial Mortgage Trust, 7.52%, 05/15/37, (1-mo. CME Term SOFR + 2.186%)(a)(b)	280	275,712
TPGI Trust, Series 2021 DGWD, Class A, 6.15%, 06/15/26, (1 mo. LIBOR US + 0.700%)(a)(b)	204	199,779
Wells Fargo Commercial Mortgage Trust
4.06%, 08/17/36(a)(b)	110	97,087
4.40%, 09/15/58	205	188,894
4.73%, 01/15/59 (Call 01/15/26)(b)	205	186,038

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.79%, 02/15/37, (1-mo. CME Term SOFR + 1.454%)(a)(b)		$315	$310,502

			11,237,429

Total Collaterized Mortgage Obligations — 6.5% (Cost: $11,267,095)			11,237,429

Convertible Bonds

Commercial Services — 0.1%
Nexi SpA, Series ., 0.00% 02/24/28(c)(d)	EUR	100	84,104
Worldline SA/France, 0.00% 07/30/25(c)(d)	EUR	92	105,101

			189,205

Computers — 0.1%
Atos SE, 0.00% 11/06/24(c)(d)	EUR	200	150,764

Telecommunications — 0.1%
Cellnex Telecom SA, 2.13%, 08/11/30(c)	EUR	200	193,240

Total Convertible Bonds — 0.3% (Cost: $592,334)			533,209

Corporate Bonds & Notes

Advertising — 0.2%
Lamar Media Corp., 4.00%, 02/15/30 (Call 02/15/25)	USD	100	84,610
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29 (Call 01/15/24)(a)	USD	117	95,307
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 11/30/23)(c)	EUR	100	95,498

			275,415

Aerospace & Defense — 0.7%
Bombardier Inc.
7.50%, 03/15/25 (Call 12/01/23)(a)	USD	103	102,886
7.88%, 04/15/27 (Call 12/01/23)(a)	USD	104	100,045
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	USD	75	70,043
5.40%, 01/15/27	USD	64	62,853
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	USD	69	66,337
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	USD	50	45,565
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(c)	GBP	100	114,619
RTX Corp., 2.15%, 05/18/30 (Call 02/18/30)	EUR	100	90,452
Thales SA, 4.25%, 10/18/31	EUR	200	210,427
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	USD	100	86,224
6.25%, 03/15/26 (Call 12/01/23)(a)	USD	217	211,892
6.75%, 08/15/28 (Call 02/15/25)(a)	USD	117	113,605

			1,274,948

Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 11/13/23)(a)	USD	100	95,146
Tereos Finance Groupe I SA, 7.25%, 04/15/28 (Call 04/15/25)(c)	EUR	100	107,311
Viterra Finance BV, 0.38%, 09/24/25 (Call 08/24/25)(c)	EUR	185	181,565

			384,022

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Airlines — 0.7%
Air France-KLM, 8.13%, 05/31/28 (Call 02/28/28)(c)	EUR	100	$111,003
American Airlines Inc., 11.75%, 07/15/25(a)	USD	97	102,771
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD	80	77,591
5.75%, 04/20/29(a)	USD	200	180,411
Avianca Midco 2 PLC, 9.00%, 12/01/28 (Call 12/01/24)(a)	USD	57	47,241
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)	USD	197	198,960
Deutsche Lufthansa AG, 2.88%, 02/11/25 (Call 01/11/25)(c)	EUR	200	205,674
International Consolidated Airlines Group SA, 1.50%, 07/04/27 (Call 04/04/27)(c)	EUR	100	92,363
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	USD	97	89,979
VistaJet Malta Finance PLC/Vista Management Holding Inc., 9.50%, 06/01/28 (Call 06/01/25)(a)	USD	116	88,876

			1,194,869

Apparel — 0.1%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)	USD	100	91,881

Auto Manufacturers — 1.4%
Allison Transmission Inc., 3.75%, 01/30/31 (Call 01/30/26)(a)	USD	97	76,884
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	USD	375	283,031
4.35%, 12/08/26 (Call 09/08/26)	USD	100	94,250
Ford Motor Credit Co. LLC
2.75%, 06/14/24	GBP	100	118,506
2.90%, 02/10/29 (Call 12/10/28)	USD	200	163,552
4.27%, 01/09/27 (Call 11/09/26)	USD	200	185,043
4.69%, 06/09/25 (Call 04/09/25)	USD	200	193,195
6.86%, 06/05/26	GBP	100	120,991
General Motors Financial Co. Inc., 4.35%, 01/17/27 (Call 10/17/26)	USD	75	70,452
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28 (Call 07/15/24)(c)	EUR	100	96,158
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/26 (Call 08/16/26)(a)	USD	123	106,474
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(b)(c)	EUR	400	396,560
Volkswagen Financial Services NV, 6.50%, 09/18/27	GBP	200	243,200
Volkswagen International Finance NV 1.50%, 01/21/41(c)	EUR	200	125,164
Series PNC5, 7.50%, (Call 09/06/28)(b)(c)(e)	EUR	100	106,958
Volkswagen Leasing GmbH, 0.63%, 07/19/29(c)	EUR	85	71,620

			2,452,038

Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Inc., 6.88%, 07/01/28 (Call 11/13/23)	USD	100	89,129
Aptiv PLC, 2.40%, 02/18/25 (Call 11/13/23)	USD	115	109,687
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 05/15/28 (Call 05/15/25)(a)	USD	117	114,059
Dana Financing Luxembourg Sarl, 8.50%, 07/15/31 (Call 07/15/26)(c)	EUR	100	107,926
Dana Inc., 5.63%, 06/15/28 (Call 11/13/23)	USD	75	67,969
Faurecia SE, 7.25%, 06/15/26 (Call 11/15/24)(c)	EUR	200	217,969

Security	Par (000)		Value

Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/33 (Call 01/30/33)	USD	198	$158,776
IHO Verwaltungs GmbH, 8.75%, 05/15/28 (Call 05/15/25), (9.5% PIK)(c)(f)	EUR	200	217,732
Robert Bosch GmbH, 4.38%, 06/02/43 (Call 03/02/43)(c)	EUR	200	200,423
ZF Europe Finance BV, 2.50%, 10/23/27 (Call 07/23/27)(c)	EUR	100	92,869
ZF Finance GmbH
2.25%, 05/03/28 (Call 02/03/28)(c)	EUR	100	89,557
3.75%, 09/21/28 (Call 06/21/28)(c)	EUR	100	94,838
ZF North America Capital Inc., 6.88%, 04/14/28 (Call 03/14/28)(a)	USD	150	145,357

			1,706,291

Banks — 6.1%
AIB Group PLC, 6.25%, (Call 06/23/25)(b)(c)(e)	EUR	200	200,954
Banca Monte dei Paschi di Siena SpA, 6.75%, 03/02/26 (Call 03/02/25), (3-mo. EURIBOR + 3.206%)(b)(c)	EUR	100	105,149
Banco Bilbao Vizcaya Argentaria SA, 6.00%, (Call 03/29/24)(b)(c)(e)	EUR	200	209,260
Banco BPM SpA
3.38%, 01/19/32 (Call 01/19/27)(b)(c)	EUR	200	182,275
6.00%, 06/14/28, (3-mo. EURIBOR + 2.800%)	EUR	150	156,840
Banco de Credito Social Cooperativo SA, 1.75%, 03/09/28 (Call 03/09/27)(b)(c)	EUR	100	86,797
Banco de Sabadell SA
2.00%, 01/17/30 (Call 01/17/25)(b)(c)	EUR	100	98,536
2.50%, 04/15/31 (Call 01/15/26)(b)(c)	EUR	100	94,615
5.25%, 02/07/29 (Call 02/07/28)(b)(c)	EUR	100	104,573
Bank of America Corp.
1.38%, 05/09/30 (Call 05/09/29)(b)(c)	EUR	172	154,314
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	USD	65	57,363
Bank of Cyprus PCL, 2.50%, 06/24/27 (Call 06/24/26)(b)(c)	EUR	100	94,700
Bank of Ireland Group PLC, 7.50%, (Call 05/19/25)(b)(c)(e)	EUR	200	208,287
Banque Federative du Credit Mutuel SA
4.00%, 11/21/29(c)	EUR	100	104,093
4.13%, 09/18/30(c)	EUR	100	104,554
Barclays PLC
1.38%, 01/24/26 (Call 01/24/25)(b)(c)	EUR	206	209,124
2.89%, 01/31/27 (Call 01/31/26)(b)(c)	EUR	100	101,496
4.92%, 08/08/30 (Call 08/08/29)(b)(c)	EUR	400	416,078
8.00%, (Call 06/15/24)(b)(e)	USD	200	195,609
BBVA Bancomer SA/Texas, 5.13%, 01/18/33 (Call 01/17/28), (5-year CMT + 2.650%)(b)(c)	USD	200	168,640
CaixaBank SA, 6.75%, (Call 06/13/24)(b)(c)(e)	EUR	200	209,203
Citigroup Inc.
1.25%, 07/06/26 (Call 07/06/25), (3-mo. EURIBOR + 1.660%)	EUR	200	200,535
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(b)	USD	50	47,882
Commerzbank AG
5.25%, 03/25/29, (3-mo. EURIBOR + 1.950%)(b)(c)	EUR	100	105,931
6.13%, (Call 10/09/25)(b)(c)(e)	EUR	200	194,690
8.63%, 02/28/33 (Call 11/28/27)(b)(c)	GBP	100	121,531
Credit Suisse Group AG, 7.75%, 03/01/29 (Call 03/01/28)(b)(c)	EUR	100	117,195

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Danske Bank AS, 4.13%, 01/10/31 (Call 01/10/30)(b)(c)	EUR	100	$103,972
Deutsche Bank AG
1.00%, 11/19/25 (Call 11/19/24), (3-mo. EURIBOR + 1.600%)(b)(c)	EUR	400	406,023
4.00%, 06/24/32 (Call 03/24/27)(b)(c)	EUR	100	95,229
Glencore Finance Europe Ltd., 0.63%, 09/11/24	EUR	416	426,197
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	USD	150	133,219
4.00%, 09/21/29 (Call 06/21/29)(c)	EUR	98	102,188
7.25%, 04/10/28	GBP	117	148,434
HSBC Holdings PLC
3.02%, 06/15/27 (Call 06/15/26), (3-mo. EURIBOR + 1.445%)(b)(c)	EUR	249	252,953
4.86%, 05/23/33 (Call 05/23/32)(b)(c)	EUR	200	208,613
6.80%, 09/14/31, (1-day SONIA + 2.124%)(b)	GBP	120	146,710
Series GEN, 0.31%, 11/13/26 (Call 11/13/25)(b)(c)	EUR	258	251,054
ING Groep NV
1.38%, 01/11/28(c)	EUR	100	95,607
2.13%, 05/23/26 (Call 05/23/25)(b)(c)	EUR	200	204,199
4.50%, 05/23/29 (Call 05/23/28), (3-mo. EURIBOR + 1.600%)(b)(c)	EUR	200	210,529
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(b)	USD	200	142,159
5.15%, 06/10/30(c)	GBP	100	100,145
5.88%, (Call 01/20/25)(b)(c)(e)	EUR	200	200,245
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	USD	350	304,897
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	USD	30	22,287
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	USD	100	93,934
KBC Group NV, 8.00%, (e)	EUR	200	209,729
Lloyds Banking Group PLC, 4.95%, (Call 06/27/25)(b)(c)(e)	EUR	200	197,071
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(b)	USD	35	31,100
1.88%, 04/27/27	EUR	250	244,920
3.59%, 07/22/28 (Call 07/22/27)(b)	USD	69	62,577
Societe Generale SA
4.75%, 09/28/29 (Call 09/28/28)(b)(c)	EUR	300	316,673
7.88%, (Call 12/18/23)(a)(b)(e)	USD	200	198,167
Standard Chartered PLC, 0.90%, 07/02/27 (Call 07/02/26)(b)(c)	EUR	476	455,762
UBS Group AG, 7.00%, (Call 02/19/25)(b)(c)(e)	USD	200	193,750
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(b)(c)	EUR	200	201,853
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(b)	USD	200	185,591
Wells Fargo & Co.
1.63%, 06/02/25(c)	EUR	279	283,137
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	USD	290	252,784

			10,531,932

Security	Par (000)		Value

Beverages — 0.1%
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	USD	75	$68,643
4.60%, 05/25/28 (Call 02/25/28)	USD	100	95,153

			163,796

Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	USD	50	41,529
2.20%, 02/21/27 (Call 12/21/26)	USD	150	134,429
3.35%, 02/22/32 (Call 11/22/31)	USD	60	49,413
4.00%, 09/13/29(c)	GBP	100	112,162
Cidron Aida Finco Sarl, 6.25%, 04/01/28 (Call 04/01/24)(c)	GBP	100	106,504
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	USD	200	152,754
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)	USD	50	45,593

			642,384

Building Materials — 0.3%
Builders FirstSource Inc., 4.25%, 02/01/32 (Call 08/01/26)(a)	USD	129	102,666
CRH Funding BV, 1.63%, 05/05/30 (Call 02/05/30)(c)	EUR	100	90,763
Emerald Debt Merger Sub LLC, 6.38%, 12/15/30 (Call 06/15/26)(c)	EUR	100	104,073
HT Troplast GmbH, 9.38%, 07/15/28	EUR	100	102,630
Knife River Holding Co., 7.75%, 05/01/31 (Call 05/01/26)(a)	USD	100	99,627
Standard Industries Inc./NJ, 3.38%, 01/15/31 (Call 07/15/25)(a)	USD	97	73,401

			573,160

Chemicals — 1.8%
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(c)	EUR	100	89,939
Avient Corp., 5.75%, 05/15/25 (Call 12/01/23)(a)	USD	100	97,990
Braskem Netherlands Finance BV, 7.25%, 02/13/33 (Call 11/13/32)(a)	USD	200	172,750
Chemours Co. (The)
4.00%, 05/15/26 (Call 11/30/23)	EUR	100	97,181
5.75%, 11/15/28 (Call 11/15/23)(a)(g)	USD	97	82,038
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27 (Call 02/01/24)(c)	EUR	100	95,414
INEOS Finance PLC, 3.38%, 03/31/26 (Call 11/10/23)(c)	EUR	100	99,726
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 11/10/23)(c)	EUR	200	196,807
Kronos International Inc., 3.75%, 09/15/25 (Call 11/30/23)(c)	EUR	100	95,237
Linde PLC, 3.38%, 06/12/29(c)	EUR	300	310,716
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	USD	183	167,434
Nobian Finance BV, 3.63%, 07/15/26 (Call 11/30/23)(c)	EUR	100	94,521
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	USD	100	95,759
5.90%, 11/07/24	USD	100	99,785
OCI NV, 3.63%, 10/15/25 (Call 11/30/23)(c)	EUR	90	93,113
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)	USD	148	127,836
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28 (Call 06/01/25)(c)	EUR	200	209,819
9.75%, 11/15/28 (Call 06/01/25)(a)	USD	200	195,340
Reckitt Benckiser Treasury Services PLC, 3.88%, 09/14/33	EUR	200	207,037

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Sasol Financing USA LLC, 8.75%, 05/03/29 (Call 03/03/29)(a)	USD	200	$190,000
SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, 11/01/26 (Call 11/30/23)(c)	EUR	100	97,478
Synthomer PLC, 3.88%, 07/01/25 (Call 11/30/23)(c)	EUR	200	204,573

			3,120,493

Commercial Services — 1.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)	USD	200	163,582
4.88%, 06/01/28 (Call 06/01/24)(c)	GBP	100	95,413
ASTM SpA, 1.50%, 01/25/30 (Call 10/25/29)(c)	EUR	100	84,953
Atlantia SpA, 1.88%, 02/12/28 (Call 11/12/27)(c)	EUR	200	181,034
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 4.75%, 04/01/28 (Call 04/01/24)(a)	USD	100	85,807
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)	USD	100	89,736
Boels Topholding BV, 6.25%, 02/15/29 (Call 09/15/25)(c)	EUR	100	104,779
Castor SpA, 9.10%, 02/15/29 (Call 11/30/23), (3-mo. EURIBOR + 5.250%)(b)(c)	EUR	100	98,932
Gartner Inc., 3.63%, 06/15/29 (Call 06/15/24)(a)	USD	97	81,912
Global Payments Inc.
1.50%, 11/15/24 (Call 10/15/24)	USD	141	134,162
2.65%, 02/15/25 (Call 01/15/25)	USD	119	113,458
4.88%, 03/17/31 (Call 01/17/31)	EUR	500	517,009
GTCR W-2 Merger Sub LLC / GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31 (Call 01/15/27)(c)	GBP	100	121,849
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)	USD	155	111,275
La Financiere Atalian SASU, 6.63%, 05/15/25 (Call 11/10/23)(c)	GBP	100	87,512
Loxam SAS, 6.38%, 05/15/28 (Call 05/15/25)(c)	EUR	100	103,033
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 12/01/23)(a)(g)	USD	117	108,494
Q-Park Holding I BV, 5.80%, 03/01/26 (Call 11/30/23), (3-mo. EURIBOR + 2.000%)(b)(c)	EUR	100	104,223
Rekeep SpA, 7.25%, 02/01/26 (Call 11/10/23)(c)	EUR	100	93,642
Service Corp. International/U.S., 3.38%, 08/15/30 (Call 08/15/25)	USD	103	82,512
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 11/30/23)(c)	EUR	200	203,390
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	USD	101	80,306
3.88%, 02/15/31 (Call 08/15/25)	USD	100	82,305
5.50%, 05/15/27 (Call 12/01/23)	USD	100	96,608
Verisure Holding AB, 9.25%, 10/15/27 (Call 10/15/24)(c)	EUR	200	224,745

			3,250,671

Computers — 0.3%
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)	USD	75	73,952
NCR Corp., 5.00%, 10/01/28 (Call 12/01/23)(a)	USD	100	86,340
Seagate HDD Cayman, 8.25%, 12/15/29 (Call 07/15/26)(a)	USD	75	76,217

Security	Par (000)		Value

Computers (continued)
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	USD	100	$77,898
4.75%, 02/15/26 (Call 11/15/25)	USD	229	214,730

			529,137

Cosmetics & Personal Care — 0.2%
Coty Inc., 5.00%, 04/15/26 (Call 12/01/23)(a)	USD	148	141,395
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 12/01/23)(a)	USD	107	97,655
Procter & Gamble Co. (The), 3.25%, 08/02/26	EUR	125	131,054

			370,104

Distribution & Wholesale — 0.4%
Azelis Finance NV, 5.75%, 03/15/28 (Call 03/15/25)(c)	EUR	200	212,309
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	USD	100	84,703
IMCD NV, 2.13%, 03/31/27 (Call 12/31/26)(c)	EUR	272	263,941
Rexel SA, 5.25%, 09/15/30 (Call 09/15/27)(c)	EUR	100	104,223

			665,176

Diversified Financial Services — 0.9%
Charles Schwab Corp. (The) 5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(b)	USD	25	24,066
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(b)	USD	75	68,788
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)	USD	65	60,879
Intercontinental Exchange Inc., 1.85%, 09/15/32 (Call 06/15/32)	USD	100	70,784
Intrum AB, 3.13%, 07/15/24 (Call 11/10/23)(c)	EUR	52	52,795
LPL Holdings Inc., 4.63%, 11/15/27 (Call 12/01/23)(a)	USD	118	107,905
Nasdaq Inc., 5.35%, 06/28/28 (Call 05/28/28)	USD	64	62,323
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	USD	117	94,675
6.00%, 01/15/27 (Call 12/01/23)(a)	USD	121	112,472
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	USD	97	79,669
9.38%, 07/25/30 (Call 10/25/29)	USD	100	94,221
PennyMac Financial Services Inc., 5.75%, 09/15/31 (Call 09/15/26)(a)	USD	117	95,394
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 12/01/23)(a)	USD	109	94,892
3.88%, 03/01/31 (Call 03/01/26)(a)	USD	117	90,476
SURA Asset Management SA, 4.88%, 04/17/24(a)	USD	200	197,118
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 12/01/23)(a)	USD	100	95,048
5.75%, 06/15/27 (Call 06/15/24)(a)	USD	117	106,462

			1,507,967

Electric — 2.5%
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	USD	150	116,711
Calpine Corp.
4.50%, 02/15/28 (Call 12/01/23)(a)	USD	106	95,580
5.00%, 02/01/31 (Call 02/01/26)(a)	USD	97	78,238
5.13%, 03/15/28 (Call 12/01/23)(a)	USD	129	115,446
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28 (Call 09/01/28)	USD	194	189,675
Comision Federal de Electricidad, 4.69%, 05/15/29 (Call 03/15/29)(a)	USD	200	177,000

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric (continued)
Consumers Energy Co., 4.65%, 03/01/28 (Call 01/01/28)	USD	155	$149,470
Duke Energy Corp.
3.10%, 06/15/28 (Call 03/15/28)	EUR	100	100,407
3.85%, 06/15/34 (Call 03/15/34)	EUR	100	95,319
EDP - Energias de Portugal SA, 1.88%, 08/02/81 (Call 05/02/26)(b)(c)	EUR	100	93,906
EDP Servicios Financieros Espana SA, 4.38%, 04/04/32	EUR	100	105,061
Electricite de France SA
2.88%, (Call 12/15/26)(b)(c)(e)	EUR	200	183,008
4.25%, 01/25/32 (Call 10/25/31)(c)	EUR	200	207,466
5.88%, (Call 01/22/29)(b)(c)(e)	GBP	100	99,973
6.00%, (Call 01/29/26)(b)(c)(e)	GBP	100	112,038
Enel SpA, 6.38%, (Call 04/16/28)(b)(c)(e)	EUR	100	105,834
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(c)	USD	200	159,736
Engie SA
3.50%, 09/27/29 (Call 06/27/29)(c)	EUR	100	102,603
3.88%, 01/06/31	EUR	100	103,306
4.50%, 09/06/42	EUR	100	100,126
Eurogrid GmbH, 3.72%, 04/27/30(c)	EUR	300	309,197
Eversource Energy
4.60%, 07/01/27 (Call 06/01/27)	USD	84	79,995
5.45%, 03/01/28 (Call 02/01/28)	USD	80	78,098
FirstEnergy Corp., 2.65%, 03/01/30 (Call 12/01/29)	USD	165	133,086
Naturgy Finance BV, 2.37%, (Call 11/23/26)(b)(c)(e)	EUR	100	93,369
NRG Energy Inc., 3.63%, 02/15/31 (Call 02/15/26)(a)	USD	218	164,511
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	USD	40	32,496
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	USD	165	122,459
Origin Energy Finance Ltd., 1.00%, 09/17/29 (Call 06/17/29)(c)	EUR	100	100,197
Pacific Gas and Electric Co., 2.95%, 03/01/26 (Call 12/01/25)	USD	100	91,776
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)	USD	150	138,789
PG&E Corp., 5.00%, 07/01/28 (Call 11/13/23)(g)	USD	104	94,218
Sempra Energy, 5.40%, 08/01/26 (Call 07/01/26)	USD	75	73,937
Southern California Edison Co., Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	USD	100	90,082
Southern Co. (The), 1.88%, 09/15/81 (Call 06/15/27)(b)	EUR	100	84,119
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	USD	117	99,379
5.00%, 07/31/27 (Call 11/13/23)(a)	USD	117	107,030

			4,383,641

Electrical Components & Equipment — 0.1%
Belden Inc., 3.38%, 07/15/27 (Call 11/30/23)(c)	EUR	100	97,906
RTE Reseau de Transport d’Electricite SADIR, 3.75%, 07/04/35	EUR	100	101,239

			199,145

Electronics — 0.1%
Honeywell International Inc., 3.75%, 05/17/32 (Call 02/17/32)	EUR	100	101,849
Sensata Technologies BV, 5.63%, 11/01/24(a)	USD	157	155,434

			257,283

Security	Par (000)		Value

Engineering & Construction — 0.8%
Abertis Infraestructuras Finance BV, 3.25%, (Call 11/24/25)(b)(c)(e)	EUR	200	$195,284
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41 (Call 08/11/40)(a)	USD	200	142,736
Azzurra Aeroporti SpA
2.13%, 05/30/24 (Call 02/29/24)(c)	EUR	100	103,735
2.63%, 05/30/27 (Call 02/28/27)(c)	EUR	100	94,860
Cellnex Finance Co. SA
1.25%, 01/15/29 (Call 10/15/28)(c)	EUR	100	87,689
2.00%, 09/15/32 (Call 06/15/32)(c)	EUR	100	81,478
2.00%, 02/15/33 (Call 11/15/32)(c)	EUR	200	160,825
Cellnex Telecom SA, 1.75%, 10/23/30 (Call 07/23/30)(c)	EUR	100	84,866
Gatwick Airport Finance PLC, 4.38%, 04/07/26 (Call 11/10/23)(c)	GBP	100	112,186
Heathrow Finance PLC, 3.88%, 03/01/27(c)(h)	GBP	100	106,331
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28 (Call 07/21/28)(c)	EUR	100	92,548
Webuild SpA, 7.00%, 09/27/28	EUR	100	103,561

			1,366,099

Entertainment — 1.6%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30 (Call 04/30/26)(c)	EUR	200	210,033
Banijay Entertainment SASU, 7.00%, 05/01/29 (Call 11/01/25)(c)	EUR	100	104,620
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 11/13/23)(a)	USD	100	98,389
7.00%, 02/15/30 (Call 02/15/26)(a)	USD	117	112,916
8.13%, 07/01/27 (Call 12/01/23)(a)(g)	USD	100	99,087
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/01/28 (Call 11/16/23)	USD	97	89,781
Churchill Downs Inc., 6.75%, 05/01/31 (Call 05/01/26)(a)	USD	117	107,932
Cirsa Finance International Sarl, 10.38%, 11/30/27 (Call 11/09/24)(c)	EUR	200	225,375
CPUK Finance Ltd., 4.88%, 02/28/47 (Call 11/30/23)(c)	GBP	100	113,362
Inter Media & Communication SpA, 6.75%, 02/09/27 (Call 02/09/24)(c)	EUR	200	198,500
International Game Technology PLC, 6.25%, 01/15/27 (Call 07/15/26)(a)	USD	200	194,921
Light & Wonder International Inc., 7.00%, 05/15/28 (Call 12/01/23)(a)	USD	115	112,101
Live Nation Entertainment Inc., 4.75%, 10/15/27 (Call 12/01/23)(a)	USD	97	88,640
Lottomatica SpA, 9.75%, 09/30/27 (Call 09/30/24)(c)	EUR	100	113,073
Lottomatica SpA/Roma, 7.93%, 06/01/28 (Call 06/01/24), (3-mo. EURIBOR + 4.125%)(b)(c)	EUR	100	105,921
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	USD	121	100,732
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 11/30/23)(c)	GBP	100	114,683
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)	USD	100	70,320
5.88%, 09/01/31 (Call 09/01/26)(a)	USD	100	67,897
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(g)	USD	129	112,363
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 12/01/23)(a)	USD	197	179,343

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Entertainment (continued)
WMG Acquisition Corp., 3.88%, 07/15/30 (Call 07/15/25)(a)	USD	119	$98,908
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31 (Call 11/15/30)(a)	USD	103	95,916

			2,814,813

Environmental Control — 0.4%
Covanta Holding Corp., 4.88%, 12/01/29 (Call 12/01/24)(a)	USD	200	156,000
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	USD	100	85,623
4.00%, 08/01/28 (Call 11/14/23)(a)	USD	117	100,689
Paprec Holding SA, 3.50%, 07/01/28 (Call 07/01/24)(c)	EUR	200	186,702
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	USD	150	139,892

			668,906

Food — 1.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 12/01/23)(a)	USD	97	89,598
6.50%, 02/15/28 (Call 02/15/25)(a)	USD	100	98,179
7.50%, 03/15/26 (Call 12/01/23)(a)	USD	100	101,590
Bellis Acquisition Co. PLC
3.25%, 02/16/26 (Call 11/30/23)(c)	GBP	200	210,499
4.50%, 02/16/26 (Call 02/24/24)(c)	GBP	200	215,401
Burger King France SAS, 8.72%, 11/01/26 (Call 11/10/23)(b)(c)	EUR	100	105,921
Food Service Project SA, 5.50%, 01/21/27 (Call 01/21/24)(c)	EUR	200	201,588
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	USD	40	30,234
4.95%, 03/29/33 (Call 12/29/32)(g)	USD	100	90,818
Lamb Weston Holdings Inc., 4.13%, 01/31/30 (Call 01/31/25)(a)	USD	110	93,316
Lion/Polaris Lux 4 SA, 7.85%, 07/01/26 (Call 11/30/23), (3-mo. EURIBOR + 4.000%)(b)(c)	EUR	100	104,487
Market Bidco Finco PLC, 4.75%, 11/04/27 (Call 11/04/24)(c)	EUR	100	90,203
Performance Food Group Inc., 5.50%, 10/15/27 (Call 12/01/23)(a)	USD	100	93,507
Pilgrim’s Pride Corp., 3.50%, 03/01/32 (Call 09/01/26)	USD	160	121,888
Post Holdings Inc.
5.50%, 12/15/29 (Call 12/15/24)(a)	USD	97	86,506
5.63%, 01/15/28 (Call 11/16/23)(a)	USD	100	92,937
Premier Foods Finance PLC, 3.50%, 10/15/26 (Call 11/30/23)(c)	GBP	100	110,201
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(a)	USD	100	88,216

			2,025,089

Forest Products & Paper — 0.2%
Ahlstrom-Munksjo Holding 3 Oy, 3.63%, 02/04/28 (Call 02/04/24)(c)	EUR	100	88,087
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	USD	148	116,051
Suzano Austria GmbH, 3.13%, 01/15/32 (Call 10/15/31)	USD	86	64,634

			268,772

Security	Par (000)		Value

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28 (Call 06/01/25)(a)	USD	100	$98,825
FLUVIUS System Operator CVBA, 3.88%, 03/18/31(c)	EUR	200	206,611
National Grid North America Inc., 4.67%, 09/12/33 (Call 06/12/33)(c)	EUR	290	301,054
NiSource Inc., 5.40%, 06/30/33 (Call 03/30/33)	USD	60	55,831
UGI International LLC, 2.50%, 12/01/29 (Call 12/01/24)(c)	EUR	100	85,574

			747,895

Hand & Machine Tools — 0.1%
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 11/10/23)(c)	EUR	100	94,753

Health Care - Products — 0.5%
Avantor Funding Inc., 3.88%, 11/01/29 (Call 11/01/24)(a)	USD	141	118,008
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)	USD	102	101,311
Baxter International Inc., 1.32%, 11/29/24	USD	175	166,306
Hologic Inc., 4.63%, 02/01/28 (Call 12/01/23)(a)	USD	129	117,313
Mozart Debt Merger Sub Inc., 3.88%, 04/01/29 (Call 10/01/24)(a)	USD	251	211,936
Sartorius Finance BV, 4.88%, 09/14/35	EUR	200	205,152

			920,026

Health Care - Services — 1.4%
Catalent Pharma Solutions Inc.
2.38%, 03/01/28 (Call 11/30/23)(c)	EUR	100	86,738
5.00%, 07/15/27 (Call 12/01/23)(a)	USD	100	89,235
Charles River Laboratories International Inc.,
3.75%, 03/15/29 (Call 03/15/24)(a)	USD	100	84,407
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(g)	USD	220	147,454
5.63%, 03/15/27 (Call 12/15/23)(a)	USD	126	102,367
8.00%, 03/15/26 (Call 12/01/23)(a)	USD	129	117,913
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	USD	100	79,721
2.88%, 09/15/29 (Call 06/15/29)	USD	25	21,239
3.65%, 12/01/27 (Call 09/01/27)	USD	40	36,849
Encompass Health Corp., 4.50%, 02/01/28 (Call 12/01/23)	USD	97	87,448
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)	USD	100	96,500
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	USD	175	144,838
5.38%, 02/01/25	USD	175	173,143
5.88%, 02/15/26 (Call 08/15/25)	USD	50	49,560
IQVIA Inc., 6.50%, 05/15/30 (Call 05/15/26)(a)	USD	200	194,000
Molina Healthcare Inc., 3.88%, 11/15/30
(Call 08/17/30)(a)	USD	112	91,349
Select Medical Corp., 6.25%, 08/15/26
(Call 12/01/23)(a)	USD	129	125,468
Tenet Healthcare Corp.
4.88%, 01/01/26 (Call 11/16/23)	USD	109	104,466
6.13%, 10/01/28 (Call 12/01/23)	USD	116	107,590
6.13%, 06/15/30 (Call 06/15/25)	USD	321	297,092
UnitedHealth Group Inc., 4.20%, 05/15/32
(Call 02/15/32)	USD	125	110,828

			2,348,205

Holding Companies - Diversified — 0.1%
Stena International SA, 7.25%, 02/15/28
(Call 02/15/25)(c)	EUR	100	108,191

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28 (Call 12/01/23)(a)	USD	200	$183,000
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 12/01/23)(a)	USD	156	135,723

			318,723

Home Furnishings — 0.0%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	USD	107	87,782

Housewares — 0.2%
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	USD	217	208,227
Robert Bosch GmbH, 2.95%, 07/11/39(c)	EUR	100	90,646
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31
(Call 04/01/26)	USD	100	74,391

			373,264

Insurance — 0.4%
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	USD	150	122,401
Galaxy Bidco Ltd., 6.50%, 07/31/26
(Call 11/30/23)(c)	GBP	200	224,250
Liberty Mutual Group Inc., 3.63%, 05/23/59
(Call 05/23/24)(b)(c)	EUR	200	201,462
Progressive Corp. (The), 4.95%, 06/15/33
(Call 03/15/33)	USD	150	138,328

			686,441

Internet — 0.5%
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28 (Call 05/15/25)(c)	EUR	100	104,028
iliad SA, 5.38%, 06/14/27 (Call 03/14/27)(c)	EUR	100	104,223
Match Group Holdings II LLC, 4.13%, 08/01/30
(Call 05/01/25)(a)	USD	100	81,253
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	USD	75	72,306
4.88%, 04/15/28	USD	75	72,258
NortonLifeLock Inc., 6.75%, 09/30/27
(Call 09/30/24)(a)	USD	174	169,370
United Group BV
4.00%, 11/15/27 (Call 11/30/23)(c)	EUR	100	90,739
7.03%, 02/15/26 (Call 11/30/23), (3-mo. EURIBOR + 3.250%)(b)(c)	EUR	100	102,636

			796,813

Iron & Steel — 0.2%
Cleveland-Cliffs Inc., 6.75%, 04/15/30
(Call 04/15/26)(a)	USD	193	178,948
Mineral Resources Ltd., 8.13%, 05/01/27
(Call 12/01/23)(a)	USD	100	97,285

			276,233

Leisure Time — 0.3%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(c)	EUR	200	207,438
9.88%, 08/01/27 (Call 02/01/24)(a)	USD	129	134,457
Dometic Group AB, 2.00%, 09/29/28
(Call 06/29/28)(c)	EUR	100	84,910
NCL Corp. Ltd., 5.88%, 02/15/27
(Call 02/15/24)(a)	USD	129	118,740

			545,545

Lodging — 0.9%
Accor SA
2.38%, 11/29/28 (Call 08/29/28)(c)	EUR	100	96,118
2.63%, (Call 01/30/25)(b)(c)(e)	EUR	200	201,039

Security	Par (000)		Value

Lodging (continued)
Boyd Gaming Corp., 4.75%, 12/01/27
(Call 11/13/23)(g)	USD	117	$106,470
Hilton Domestic Operating Co. Inc.
4.00%, 05/01/31 (Call 05/01/26)(a)	USD	110	91,098
5.38%, 05/01/25 (Call 11/13/23)(a)	USD	97	95,356
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29 (Call 06/01/24)(a)	USD	100	83,750
Las Vegas Sands Corp., 2.90%, 06/25/25
(Call 05/25/25)	USD	118	110,801
Melco Resorts Finance Ltd., 5.75%, 07/21/28
(Call 12/01/23)(a)	USD	207	174,797
MGM China Holdings Ltd., 5.88%, 05/15/26
(Call 11/14/23)(a)	USD	200	186,144
MGM Resorts International, 5.50%, 04/15/27
(Call 01/15/27)	USD	117	109,155
Studio City Finance Ltd., 5.00%, 01/15/29
(Call 01/15/24)(a)	USD	200	142,685
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	USD	47	46,144
Wynn Macau Ltd., 5.50%, 01/15/26
(Call 12/01/23)(a)	USD	200	184,304

			1,627,861

Machinery — 0.2%
Chart Industries Inc., 7.50%, 01/01/30
(Call 01/01/26)(a)	USD	142	139,442
Renk AG/Frankfurt am Main, 5.75%, 07/15/25
(Call 11/10/23)(c)	EUR	100	104,124
TK Elevator Midco GmbH, 4.38%, 07/15/27
(Call 11/10/23)(c)	EUR	100	95,758

			339,324

Media — 2.2%
AMC Networks Inc., 4.75%, 08/01/25
(Call 12/01/23)	USD	200	182,162
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	USD	101	78,598
4.75%, 03/01/30 (Call 09/01/24)(a)	USD	203	167,459
4.75%, 02/01/32 (Call 02/01/27)(a)	USD	193	150,648
5.00%, 02/01/28 (Call 11/16/23)(a)	USD	100	89,794
5.13%, 05/01/27 (Call 12/01/23)(a)	USD	100	92,070
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	97	84,902
5.50%, 05/01/26 (Call 12/01/23)(a)	USD	224	213,619
Comcast Corp., 5.35%, 11/15/27 (Call 10/15/27)	USD	100	99,284
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 12/01/23)(a)	USD	223	195,400
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)	USD	117	75,013
7.00%, 05/15/27 (Call 11/13/23)(a)	USD	100	84,792
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	USD	104	89,022
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/13/23)(a)	USD	121	101,627
5.63%, 07/15/27 (Call 11/13/23)(a)	USD	117	105,295
RCS & RDS SA, 2.50%, 02/05/25
(Call 12/04/23)(c)	EUR	300	304,930
Sirius XM Radio Inc.
4.00%, 07/15/28 (Call 07/15/24)(a)	USD	273	232,168
4.13%, 07/01/30 (Call 07/01/25)(a)	USD	204	161,979
Summer BidCo BV, 9.00%, 11/15/25
(Call 11/30/23), (9.75% PIK)(c)(f)	EUR	121	124,801
TEGNA Inc., 4.63%, 03/15/28 (Call 12/01/23)	USD	154	132,825

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Tele Columbus AG, 3.88%, 05/02/25
(Call 11/10/23)(c)	EUR	100	$57,514
Univision Communications Inc., 7.38%, 06/30/30
(Call 06/30/25)(a)	USD	217	191,070
Videotron Ltd., 3.63%, 06/15/29
(Call 06/15/24)(a)	USD	200	168,560
Virgin Media Secured Finance PLC
5.00%, 04/15/27 (Call 11/10/23)(c)	GBP	100	112,608
5.25%, 05/15/29 (Call 05/15/24)(c)	GBP	100	106,048
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 (Call 11/30/23)(c)	GBP	100	101,625
VZ Vendor Financing II BV, 2.88%, 01/15/29
(Call 12/18/23)(c)	EUR	100	80,642
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(c)	EUR	100	84,251
4.88%, 01/15/30 (Call 10/15/24)(a)	USD	200	159,680

			3,828,386

Metal Fabricate & Hardware — 0.1%
Vallourec SA, 8.50%, 06/30/26 (Call 11/10/23)(c)	EUR	100	105,678

Mining — 0.3%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	USD	97	87,340
FMG Resources August Pty. Ltd., 5.88%, 04/15/30 (Call 01/15/30)(a)	USD	100	89,740
Freeport Indonesia PT, 4.76%, 04/14/27
(Call 03/14/27)(c)	USD	200	189,464
Novelis Corp., 3.25%, 11/15/26
(Call 12/01/23)(a)	USD	117	104,147
Orano SA, 2.75%, 03/08/28 (Call 12/08/27)(c)	EUR	100	98,217

			568,908

Office & Business Equipment — 0.1%
Xerox Holdings Corp., 5.00%, 08/15/25
(Call 07/15/25)(a)	USD	172	158,230

Oil & Gas — 2.2%
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)	USD	100	87,071
BG Energy Capital PLC, 2.25%, 11/21/29
(Call 08/21/29)(c)	EUR	100	95,316
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	USD	165	127,808
3.63%, 04/06/30 (Call 01/06/30)	USD	35	30,917
BP Capital Markets PLC, 3.25%,
(Call 03/22/26)(b)(c)(e)	EUR	100	99,197
Chesapeake Energy Corp., 5.88%, 02/01/29
(Call 02/05/24)(a)	USD	121	113,923
Civitas Resources Inc., 8.38%, 07/01/28
(Call 07/01/25)(a)	USD	150	150,924
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)	USD	100	93,073
Crescent Energy Finance LLC, 9.25%, 02/15/28
(Call 02/15/25)(a)	USD	108	108,773
Diamondback Energy Inc., 3.50%, 12/01/29
(Call 09/01/29)	USD	30	26,244
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	USD	117	118,691
Ecopetrol SA, 5.38%, 06/26/26 (Call 03/26/26)	USD	122	116,476
Empresa Nacional del Petroleo, 6.15%, 05/10/33
(Call 02/10/33)(a)	USD	200	185,420
Eni SpA
1.00%, 10/11/34(c)	EUR	103	76,205
4.25%, 05/19/33(c)	EUR	100	102,660
Equinor ASA, 1.38%, 05/22/32 (Call 02/22/32)(c)	EUR	200	173,200

Security	Par (000)		Value

Oil & Gas (continued)
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	USD	100	$95,686
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 12/01/23)(a)	USD	97	90,689
Occidental Petroleum Corp., 5.88%, 09/01/25
(Call 06/01/25)	USD	212	211,264
Parkland Corp., 4.50%, 10/01/29
(Call 10/01/24)(a)	USD	97	83,430
Petroleos Mexicanos
5.95%, 01/28/31 (Call 10/28/30)	USD	47	33,276
6.70%, 02/16/32 (Call 11/16/31)	USD	23	16,790
6.75%, 09/21/47	USD	23	13,018
8.75%, 06/02/29 (Call 04/02/29)	USD	49	43,064
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	USD	150	136,111
Repsol International Finance BV
3.75%, (Call 03/11/26)(b)(c)(e)	EUR	100	100,096
4.25%, (Call 09/11/28)(b)(c)(e)	EUR	100	96,487
Southwestern Energy Co., 5.38%, 03/15/30
(Call 03/15/25)	USD	117	107,318
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29 (Call 05/15/24)	USD	193	167,183
Transocean Inc., 8.75%, 02/15/30
(Call 02/15/26)(a)	USD	190	189,440
Wintershall Dea Finance BV, 0.84%, 09/25/25
(Call 06/25/25)(c)	EUR	700	692,644

			3,782,394

Oil & Gas Services — 0.1%
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	USD	210	176,200

Packaging & Containers — 1.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28 (Call 05/15/24)(c)	EUR	200	173,846
3.00%, 09/01/29 (Call 05/15/24)(c)	EUR	100	77,773
4.00%, 09/01/29 (Call 05/15/24)(a)	USD	200	150,014
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 11/30/23)(c)	EUR	100	91,212
4.75%, 07/15/27 (Call 11/10/23)(c)	GBP	100	85,067
Ball Corp.
6.00%, 06/15/29 (Call 05/15/26)	USD	75	71,912
6.88%, 03/15/28 (Call 11/15/24)	USD	123	122,636
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 12/01/23)	USD	100	96,162
Crown European Holdings SA, 5.00%, 05/15/28
(Call 04/15/28)(c)	EUR	100	104,515
Fiber Bidco SpA, 11.00%, 10/25/27
(Call 10/25/24)(c)	EUR	100	112,159
Kleopatra Finco Sarl, 4.25%, 03/01/26
(Call 11/30/23)(c)	EUR	100	87,343
LABL Inc., 5.88%, 11/01/28 (Call 11/01/24)(a)	USD	103	87,163
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26 (Call 08/15/24)(a)	USD	193	180,768
OI European Group BV, 6.25%, 05/15/28
(Call 05/15/25)(c)	EUR	100	104,501
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31 (Call 05/15/26)(a)	USD	100	91,500
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	USD	117	99,523

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Packaging & Containers (continued)
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA, 3.50%, 08/02/28 (Call 07/28/24)(a)	USD	200	$162,222
Sealed Air Corp., 5.50%, 09/15/25
(Call 06/15/25)(a)	USD	146	141,227
Silgan Holdings Inc., 2.25%, 06/01/28
(Call 11/15/23)	EUR	100	89,277
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 12/01/23)(a)	USD	200	181,297
7.53%, 08/15/26 (Call 11/10/23)(b)(c)	EUR	100	102,636
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	USD	70	53,479
3.90%, 06/01/28 (Call 03/01/28)	USD	40	36,331
4.00%, 03/15/28 (Call 12/15/27)	USD	75	68,905

			2,571,468

Pharmaceuticals — 1.5%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	USD	255	222,224
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	USD	100	74,750
5.13%, 03/01/30 (Call 03/01/25)(a)	USD	100	75,750
Bayer AG, 7.00%, 09/25/83	EUR	100	105,072
Bayer Capital Corp. BV, 1.50%, 06/26/26
(Call 03/26/26)(c)	EUR	600	594,864
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27 (Call 11/30/23)(c)	EUR	100	96,399
Series SEP, 7.50%, 05/15/30 (Call 05/15/26)(c)	EUR	100	105,308
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(Call 10/15/24)(c)	EUR	100	87,890
Gruenenthal GMBH, 4.13%, 05/15/28
(Call 05/15/24)(c)	EUR	200	194,706
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(a)	USD	200	173,934
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26 (Call 04/30/24)(c)	EUR	100	106,065
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	USD	200	172,752
2.88%, 04/30/28 (Call 04/30/24)(c)	EUR	100	91,335
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28 (Call 04/19/28)	USD	60	57,349
Teva Pharmaceutical Finance Netherlands II BV,
7.38%, 09/15/29 (Call 06/15/29)	EUR	300	320,192
Wyeth LLC, 6.50%, 02/01/34	USD	75	77,417

			2,556,007

Pipelines — 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 11/16/23)(a)	USD	97	92,710
Buckeye Partners LP, 4.13%, 12/01/27
(Call 09/01/27)	USD	121	105,125
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 12/01/23)	USD	100	98,750
DT Midstream Inc., 4.38%, 06/15/31
(Call 06/15/26)(a)	USD	139	115,434
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	USD	45	39,952
4.25%, 12/01/26 (Call 09/01/26)	USD	200	190,034
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	USD	80	76,208
4.05%, 03/15/25 (Call 12/15/24)	USD	45	43,743

Security	Par (000)		Value

Pipelines (continued)
5.50%, 06/01/27 (Call 03/01/27)	USD	75	$73,150
EnLink Midstream Partners LP, 4.15%, 06/01/25
(Call 03/01/25)	USD	177	170,241
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)	USD	150	143,429
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(a)	USD	100	87,692
4.75%, 01/15/31 (Call 07/15/30)(a)	USD	97	81,674
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 09/30/40(c)	USD	187	137,542
Hess Midstream Operations LP, 5.63%, 02/15/26
(Call 12/01/23)(a)	USD	100	96,844
Kinetik Holdings LP, 5.88%, 06/15/30
(Call 06/15/25)(a)	USD	121	111,024
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 12/01/23)(a)	USD	234	228,426
NuStar Logistics LP, 5.75%, 10/01/25
(Call 07/01/25)	USD	100	96,779
Rockies Express Pipeline LLC, 3.60%, 05/15/25
(Call 04/15/25)(a)	USD	109	103,145
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25 (Call 12/01/23)(a)	USD	117	115,263
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	USD	60	55,207
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29 (Call 02/15/29)(a)	USD	193	160,610
Venture Global LNG Inc., 8.13%, 06/01/28
(Call 06/01/25)(a)	USD	59	57,278
Western Midstream Operating LP, 3.10%, 02/01/25 (Call 01/01/25)	USD	113	108,564
Williams Companies Inc. (The), 3.90%, 01/15/25
(Call 10/15/24)	USD	100	97,376

			2,686,200

Real Estate — 0.4%
ADLER Group SA, 5.00%, 01/14/29
(Call 10/14/28)(c)	EUR	300	92,817
ADLER Real Estate AG, 3.00%, 04/27/26
(Call 02/27/26)(c)	EUR	100	79,992
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27 (Call 12/03/26)	EUR	100	83,563
Howard Hughes Corp. (The), 5.38%, 08/01/28
(Call 12/01/23)(a)	USD	117	102,856
MAF Global Securities Ltd., 6.38%,
(Call 03/20/26)(b)(c)(e)	USD	200	190,250
SBB Treasury OYJ, 0.75%, 12/14/28
(Call 09/14/28)(c)	EUR	100	58,725

			608,203

Real Estate Investment Trusts — 1.2%
American Tower Corp., 4.40%, 02/15/26
(Call 11/15/25)	USD	150	144,399
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	USD	105	96,875
3.65%, 09/01/27 (Call 06/01/27)	USD	75	68,182
4.30%, 02/15/29 (Call 11/15/28)	USD	50	45,257
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	USD	161	143,797
1.80%, 07/15/27 (Call 05/15/27)	USD	30	25,678
2.00%, 05/15/28 (Call 03/15/28)	USD	30	25,023
Healthpeak Properties Inc., 1.35%, 02/01/27
(Call 01/01/27)	USD	50	43,073

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Investment Trusts (continued)
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	USD	107	$87,524
4.88%, 09/15/27 (Call 11/13/23)(a)	USD	100	91,413
7.00%, 02/15/29 (Call 08/15/25)(a)	USD	97	93,969
Iron Mountain UK PLC, 3.88%, 11/15/25
(Call 11/10/23)(c)	GBP	200	228,742
Mid-America Apartments LP, 1.10%, 09/15/26
(Call 08/15/26)	USD	55	48,368
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29 (Call 05/15/24)(a)	USD	100	83,459
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 07/15/28 (Call 07/15/25)	USD	100	96,936
SBA Communications Corp., 3.88%, 02/15/27
(Call 11/13/23)	USD	163	148,443
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD	100	74,769
7.50%, 09/15/25 (Call 06/15/25)	USD	117	113,674
Starwood Property Trust Inc., 4.38%, 01/15/27
(Call 07/15/26)(a)	USD	128	109,812
VICI Properties LP/VICI Note Co. Inc.
4.25%, 12/01/26 (Call 12/01/23)(a)	USD	100	92,292
4.50%, 09/01/26 (Call 06/01/26)(a)	USD	40	37,338
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	USD	85	82,159

			1,981,182

Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
4.38%, 01/15/28 (Call 12/01/23)(a)	USD	97	87,337
5.75%, 04/15/25 (Call 12/01/23)(a)	USD	161	159,685
Asbury Automotive Group Inc., 4.75%, 03/01/30
(Call 03/01/25)	USD	100	84,860
Bath & Body Works Inc., 6.63%, 10/01/30
(Call 10/01/25)(a)	USD	97	89,802
Dollar General Corp., 4.25%, 09/20/24	USD	75	73,764
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 12/01/23)(a)	USD	97	90,790
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(a)	USD	117	98,319
Goldstory SAS, 5.38%, 03/01/26
(Call 11/10/23)(c)	EUR	100	101,974
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	USD	101	69,062
Lithia Motors Inc., 4.63%, 12/15/27
(Call 12/01/23)(a)	USD	106	95,629
Lowe’s Companies Inc., 1.70%, 10/15/30
(Call 07/15/30)	USD	35	26,292
Macy’s Retail Holdings LLC
5.88%, 03/15/30 (Call 03/15/25)(a)	USD	100	84,599
6.13%, 03/15/32 (Call 03/15/27)(a)(g)	USD	100	82,586
Nordstrom Inc., 4.25%, 08/01/31
(Call 05/01/31)(g)	USD	100	73,258
REWE International Finance BV, 4.88%, 09/13/30(c)	EUR	100	106,119
Stonegate Pub Co. Financing 2019 PLC, 8.00%, 07/13/25 (Call 11/30/23)(c)	GBP	100	110,606
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	USD	100	81,202
4.63%, 01/31/32 (Call 10/01/26)	USD	97	82,651

			1,598,535

Savings & Loans — 0.1%
Nationwide Building Society, 5.75%, (Call 06/20/27)(b)(c)(e)	GBP	200	206,201

Security	Par (000)		Value

Semiconductors — 0.3%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 11/30/23)(c)	EUR	100	$103,676
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	USD	110	102,813
Entegris Escrow Corp., 4.75%, 04/15/29 (Call 01/15/29)(a)	USD	100	89,554
Entegris Inc., 3.63%, 05/01/29 (Call 05/01/24)(a)	USD	153	127,953
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)	USD	30	29,096
NXP BV/NXP Funding LLC/NXP USA Inc.,
3.15%, 05/01/27 (Call 03/01/27)	USD	75	67,808

			520,900

Software — 1.0%
Boxer Parent Co. Inc., 6.50%, 10/02/25
(Call 11/30/23)(c)	EUR	200	208,726
Capstone Borrower Inc., 8.00%, 06/15/30
(Call 06/15/26)(a)	USD	117	113,490
Cedacri Mergeco SpA, 9.28%, 05/15/28
(Call 05/15/24)(b)(c)	EUR	100	102,636
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	USD	100	96,069
Cloud Software Group Inc., 6.50%, 03/31/29
(Call 09/30/25)(a)	USD	334	293,234
Fair Isaac Corp., 4.00%, 06/15/28
(Call 11/16/23)(a)	USD	100	89,049
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	USD	250	223,962
Fiserv Inc., 1.63%, 07/01/30 (Call 04/01/30)	EUR	203	179,457
Open Text Holdings Inc., 4.13%, 02/15/30
(Call 02/15/25)(a)	USD	97	80,374
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	USD	100	90,476
6.15%, 11/09/29 (Call 09/09/29)	USD	116	116,419
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	USD	75	66,065
2.20%, 08/15/31 (Call 05/15/31)	USD	75	55,445

			1,715,402

Telecommunications — 3.6%
Altice France SA, 2.13%, 02/15/25
(Call 11/30/23)(c)	EUR	100	97,980
Altice France SA/France
5.50%, 01/15/28 (Call 12/01/23)(a)	USD	200	148,606
5.50%, 10/15/29 (Call 10/15/24)(a)	USD	213	146,523
8.13%, 02/01/27 (Call 11/13/23)(a)	USD	200	168,593
AT&T Inc.
2.35%, 09/05/29 (Call 06/04/29)	EUR	100	95,766
2.90%, 12/04/26 (Call 09/04/26)	GBP	150	167,161
3.55%, 12/17/32 (Call 09/17/32)	EUR	100	98,686
5.50%, 03/15/27(c)	GBP	150	179,655
British Telecommunications PLC
4.25%, 01/06/33(c)	EUR	100	102,952
8.38%, 12/20/83	GBP	200	241,413
Chorus Ltd., 3.63%, 09/07/29	EUR	100	102,215
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 11/13/23)(a)	USD	200	186,507
Eutelsat SA, 1.50%, 10/13/28 (Call 07/13/28)(c)	EUR	200	149,573
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	USD	148	127,782
5.88%, 10/15/27 (Call 12/01/23)(a)	USD	100	91,167
8.75%, 05/15/30 (Call 05/15/25)(a)	USD	100	95,275
Global Switch Finance BV, 1.38%, 10/07/30
(Call 07/07/30)(c)	EUR	100	87,766

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Telecommunications (continued)
Iliad Holding SASU, 5.13%, 10/15/26
(Call 11/10/23)(c)	EUR	100	$102,482
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(a)	USD	200	175,606
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(Call 11/14/23)(c)	EUR	200	196,278
Matterhorn Telecom SA, 4.00%, 11/15/27
(Call 11/30/23)(c)	EUR	100	99,182
Millicom International Cellular SA, 5.13%, 01/15/28 (Call 12/01/23)(a)	USD	180	154,350
Motorola Solutions Inc., 5.60%, 06/01/32
(Call 03/01/32)	USD	25	23,426
Rogers Communications Inc., 2.95%, 03/15/25	USD	210	200,865
SES SA, 2.88%, (Call 05/27/26)(b)(c)(e)	EUR	200	185,697
SoftBank Group Corp.
2.88%, 01/06/27 (Call 10/06/26)(c)	EUR	200	184,956
3.13%, 09/19/25 (Call 06/21/25)(c)	EUR	100	99,334
3.88%, 07/06/32 (Call 04/06/32)(c)	EUR	100	79,456
5.00%, 04/15/28 (Call 01/16/28)(c)	EUR	100	96,076
Sprint Capital Corp., 6.88%, 11/15/28	USD	150	153,836
Telecom Italia Capital SA, 7.20%, 07/18/36	USD	100	86,461
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	100	110,656
Telecom Italia SpA
6.88%, 02/15/28 (Call 11/15/27)(c)	EUR	100	105,017
7.88%, 07/31/28	EUR	113	122,106
7.88%, 07/31/28 (Call 05/01/28)(c)	EUR	100	108,059
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(c)	EUR	100	82,003
2.75%, 04/15/25 (Call 01/15/25)(c)	EUR	100	100,626
Telefonica Europe BV
3.88%, (Call 06/22/26)(b)(c)(e)	EUR	100	98,040
4.38%, (Call 12/14/24)(b)(c)(e)	EUR	100	103,429
6.14%, (Call 02/03/30)(b)(c)(e)	EUR	200	198,648
T-Mobile USA Inc.
3.75%, 04/15/27 (Call 02/15/27)	USD	231	214,822
5.38%, 04/15/27 (Call 11/13/23)	USD	65	63,942
Vmed O2 UK Financing I PLC
4.00%, 01/31/29 (Call 01/31/24)(c)	GBP	100	100,427
4.50%, 07/15/31 (Call 07/15/26)(c)	GBP	100	94,501
4.75%, 07/15/31 (Call 07/15/26)(a)	USD	282	226,983
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(b)(c)	EUR	100	96,517
4.88%, 10/03/78 (Call 07/03/25)(b)(c)	GBP	200	229,720

			6,181,121

Toys, Games & Hobbies — 0.1%
Mattel Inc., 3.38%, 04/01/26 (Call 11/13/23)(a)	USD	156	144,093

Transportation — 0.5%
Danaos Corp., 8.50%, 03/01/28
(Call 03/01/24)(a)	USD	200	198,778
East Japan Railway Co.
1.10%, 09/15/39(c)	EUR	200	129,810
4.39%, 09/05/43	EUR	100	100,299
Mobico Group PLC, 4.88%, 09/26/31(c)	EUR	200	200,717
Ryder System Inc.
4.30%, 06/15/27 (Call 05/15/27)	USD	70	66,133
5.25%, 06/01/28 (Call 05/01/28)	USD	100	96,251

			791,988

Security	Par (000)		Value

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp
4.00%, 07/15/25 (Call 06/15/25)(a)	USD	75	$72,163
4.40%, 07/01/27 (Call 06/01/27)(a)	USD	100	93,057

			165,220

Total Corporate Bonds & Notes — 46.8% (Cost: $82,901,012)			80,335,404

Foreign Government Obligations

Bahrain — 0.1%
Bahrain Government International Bond, 5.45%, 09/16/32(c)	USD	200	168,250

Brazil — 2.4%
Brazil Letras do Tesouro Nacional, 0.00% 04/01/24	BRL	2,563	486,400
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/25	BRL	16,000	3,136,116
Brazil Notas do Tesouro Nacional Serie F, Series F, 10.00%, 01/01/27	BRL	2,196	421,233

			4,043,749

Chile — 0.1%
Chile Government International Bond, 3.10%, 05/07/41 (Call 11/07/40)	USD	200	130,000

Colombia — 0.2%
Colombia Government International Bond, 8.00%, 04/20/33 (Call 01/20/33)	USD	200	194,700
Colombian TES, Series B, 5.75%, 11/03/27	COP	530,600	107,641

			302,341

Czech Republic — 0.2%
Czech Republic Government Bond
2.75%, 07/23/29	CZK	6,040	236,457
5.00%, 09/30/30	CZK	4,040	178,269

			414,726

Dominican Republic — 0.1%
Dominican Republic International Bonds, 7.05%, 02/03/31 (Call 12/03/30)(a)	USD	150	143,700

Guatemala — 0.1%
Guatemala Government Bond, 3.70%, 10/07/33 (Call 07/07/33)(c)	USD	200	147,000

Hungary — 0.1%
Hungary Government International Bond, 5.25%, 06/16/29(a)	USD	200	188,342

Indonesia — 0.3%
Indonesia Treasury Bond
7.13%, 06/15/38	IDR	1,489,000	93,268
8.25%, 05/15/36	IDR	6,109,000	415,343

			508,611

Mexico — 2.0%
Mexican Bonos
7.50%, 05/26/33	MXN	3,916	181,453
Series M, 7.75%, 05/29/31	MXN	930	44,923
Series M 20, 10.00%, 12/05/24	MXN	38,700	2,117,274
Mexico Cetes
0.00%, 07/25/24	MXN	138,238	705,846
0.00%, 10/03/24	MXN	32,711	163,399

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mexico (continued)
Mexico Government International Bond
4.75%, 03/08/44	USD	100	$73,728
6.34%, 05/04/53 (Call 11/04/52)	USD	200	173,300

			3,459,923

Oman — 0.1%
Oman Government International Bond, 6.50%, 03/08/47(c)	USD	200	173,500

Panama — 0.1%
Panama Government International Bond, 6.85%, 03/28/54 (Call 09/28/53)	USD	200	170,600

Peru — 0.1%
Peruvian Government International Bond
3.00%, 01/15/34 (Call 10/15/33)	USD	70	52,815
7.35%, 07/21/25	USD	100	102,182

			154,997

Poland — 0.2%
Republic of Poland Government Bond, 2.50%, 07/25/26	PLN	1,256	278,738
Republic of Poland Government International Bond, 5.75%, 11/16/32 (Call 08/16/32)	USD	100	98,962

			377,700

Romania — 0.1%
Romanian Government International Bond
2.12%, 07/16/31(c)	EUR	125	97,356
2.88%, 03/11/29(c)	EUR	69	64,139
5.25%, 11/25/27(a)	USD	50	48,299

			209,794

Saudi Arabia — 0.1%
Saudi Government International Bond, 5.00%, 01/18/53(a)	USD	200	158,250

South Africa — 0.2%
Republic of South Africa Government Bond
8.00%, 01/31/30	ZAR	1,978	93,375
8.25%, 03/31/32	ZAR	3,244	143,067
8.75%, 01/31/44	ZAR	541	20,453
Republic of South Africa Government International Bond, 5.88%, 04/20/32	USD	200	168,750

			425,645

Total Foreign Government Obligations — 6.5% (Cost: $11,759,974)			11,177,128

U.S. Government Agency Obligations

Mortgage-Backed Securities — 7.2%
Uniform Mortgage-Backed Securities
3.50%, 11/01/53(i)		$12,762	10,625,989
4.50%, 11/01/53(i)		1,937	1,729,498

			12,355,487

Total U.S. Government Agency Obligations — 7.2% (Cost: $12,502,802)			12,355,487

Security	Shares	Value

Investment Companies

Exchange Traded Funds — 4.1%
iShares iBoxx $ High Yield Corporate Bond ETF(j)	32,948	$2,391,036
iShares iBoxx $ Investment Grade Corporate Bond ETF(j)	46,542	4,615,570

		7,006,606

Total Investment Companies — 4.1% (Cost $7,272,664)		7,006,606

Total Long-Term Investments — 91.1% (Cost: $160,125,883)		156,470,458

	Shares

Short-Term Securities

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(j)(k)	19,782,069	19,789,982
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(j)(k)	100,000	100,000

Total Short-Term Securities — 11.6% (Cost: $19,888,323)		19,889,982

Total Investments Before TBA Sales Commitments — 102.7% (Cost: $180,014,206)		176,360,440

	Par (000)

TBA Sales Commitments(i)

Mortgage-Backed Securities — (0.9)%
Uniform Mortgage-Backed Securities, 3.50%, 11/13/53	$(1,850)	(1,540,366)

Total TBA Sales Commitments — (0.9)% (Proceeds: $(1,545,256))		(1,540,366)

Total Investments, Net of TBA Sales Commitments — 101.8% (Cost: $178,468,950)		174,820,074

Liabilities in Excess of Other Assets — (1.8)%		(3,035,656)

Net Assets — 100.0%		$171,784,418

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Zero-coupon bond.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	All or a portion of this security is on loan.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,834,571	$14,954,012	(a)	$—	$(13)	$1,412	$19,789,982	19,782,069	$213,881	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—	—	—	100,000	100,000	1,347	—
iShares iBoxx $ High Yield Corporate Bond ETF	5,279,262	8,351,555		(11,042,265)	(147,509)	(50,007)	2,391,036	32,948	70,317	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,618,059	2,276,095		—	—	(278,584)	4,615,570	46,542	34,955	—

					$(147,522)	$(327,179)	$26,896,588		$320,500	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro BOBL	2	12/07/23	$246	$1,120
Euro-Schatz	3	12/07/23	334	(1,003)
2-Year U.S. Treasury Note	55	12/29/23	11,135	(9,221)
5-Year U.S. Treasury Note	323	12/29/23	33,736	(337,755)

				(346,859)

Short Contracts
30-Year Euro Buxl Bond	(1)	12/07/23	127	3,385
Euro Bund	(26)	12/07/23	3,549	43,825
10-Year U.S. Treasury Note	(59)	12/19/23	6,256	83,445
10-Year U.S. Ultra Bond	(27)	12/19/23	2,931	33,146
U.S. Long Bond	(1)	12/19/23	109	11,108
U.S. Ultra Bond	(34)	12/19/23	3,794	400,148

				575,057

				$228,198

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

COP	504,475,000	USD	118,363	Citibank N.A.	11/30/23	$3,439
BRL	331,000	USD	64,113	Citibank N.A.	12/14/23	1,223
COP	1,451,746,416	USD	334,947	Citibank N.A.	12/14/23	14,480
HUF	100,916,313	USD	274,397	Barclays Bank PLC	12/14/23	3,026
INR	17,232,000	USD	206,327	Citibank N.A.	12/14/23	351
MXN	2,325,000	USD	127,563	Citibank N.A.	12/14/23	527
PLN	351,168	USD	80,478	Barclays Bank PLC	12/14/23	2,807
PLN	80,069	USD	18,352	Deutsche Bank Securities Inc.	12/14/23	638
PLN	356,000	USD	82,565	Goldman Sachs & Co.	12/14/23	1,865
USD	122,192	BRL	604,000	Citibank N.A.	12/14/23	2,969

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	196,271	BRL	990,530	Goldman Sachs & Co.	12/14/23	$752
USD	64,957	CAD	89,000	Barclays Bank PLC	12/14/23	733
USD	30,544	CLP	27,279,000	Barclays Bank PLC	12/14/23	138
USD	412,819	COP	1,687,331,794	BNP Paribas SA	12/14/23	6,687
USD	91,650	COP	374,259,000	Citibank N.A.	12/14/23	1,568
USD	30,753	CZK	706,000	Bank of America N.A.	12/14/23	381
USD	198,054	CZK	4,530,363	Barclays Bank PLC	12/14/23	3,159
USD	84,466	CZK	1,932,000	BNP Paribas SA	12/14/23	1,352
USD	198,143	EUR	184,404	Barclays Bank PLC	12/14/23	2,660
USD	31,054	EUR	29,000	BNP Paribas SA	12/14/23	311
USD	92,250	IDR	1,420,680,000	Bank of America N.A.	12/14/23	3,124
USD	140,643	IDR	2,168,018,000	BNP Paribas SA	12/14/23	4,634
USD	85,955	IDR	1,322,466,081	Deutsche Bank Securities Inc.	12/14/23	2,991
USD	56,352	INR	4,693,000	BNP Paribas SA	12/14/23	65
USD	30,937	KRW	40,804,000	Bank of America N.A.	12/14/23	707
USD	60,174	KRW	81,017,722	Barclays Bank PLC	12/14/23	153
USD	28,352	KRW	37,714,000	Citibank N.A.	12/14/23	411
USD	1,556,899	MXN	27,655,974	Barclays Bank PLC	12/14/23	33,269
USD	123,271	MXN	2,174,000	Citibank N.A.	12/14/23	3,500
USD	235,564	MXN	4,189,000	Goldman Sachs & Co.	12/14/23	4,782
USD	28,565	MYR	133,000	Barclays Bank PLC	12/14/23	576
USD	113,972	THB	4,032,000	Citibank N.A.	12/14/23	1,379
USD	62,035	THB	2,202,000	Deutsche Bank Securities Inc.	12/14/23	544
ZAR	1,006,194	USD	52,205	Barclays Bank PLC	12/14/23	1,587
ZAR	609,225	USD	31,833	Citibank N.A.	12/14/23	737
ZAR	12,966,856	USD	680,306	Deutsche Bank Securities Inc.	12/14/23	12,914
ZAR	1,210,000	USD	62,798	Goldman Sachs & Co.	12/14/23	1,890
USD	3,965,053	BRL	19,867,402	Bank of America N.A.	12/20/23	45,936
USD	317,426	EUR	297,000	Bank of America N.A.	12/20/23	2,470
USD	1,704,698	EUR	1,581,000	Barclays Bank PLC	12/20/23	28,113
USD	1,743,712	EUR	1,643,000	BNP Paribas SA	12/20/23	1,378
USD	28,511,971	EUR	26,631,000	Deutsche Bank Securities Inc.	12/20/23	270,897
USD	300,104	EUR	278,000	Goldman Sachs & Co.	12/20/23	5,296
USD	4,578,877	GBP	3,696,000	Barclays Bank PLC	12/20/23	84,879
USD	286,217	MXN	4,984,000	Bank of America N.A.	12/20/23	11,909
USD	1,852,714	MXN	32,268,000	Barclays Bank PLC	12/20/23	76,753
USD	757,000	MXN	13,190,700	Goldman Sachs & Co.	12/20/23	31,012
ZAR	2,073,759	USD	109,000	Citibank N.A.	12/20/23	1,805
COP	563,553,000	USD	128,401	BNP Paribas SA	05/17/24	2,567

						685,344

BRL	392,357	USD	79,992	Bank of America N.A.	12/14/23	(2,545)
BRL	458,206	USD	91,685	Barclays Bank PLC	12/14/23	(1,241)
CLP	122,616,000	USD	137,108	Goldman Sachs & Co.	12/14/23	(435)
COP	497,457,441	USD	122,851	Citibank N.A.	12/14/23	(3,115)
CZK	2,017,540	USD	87,819	Deutsche Bank Securities Inc.	12/14/23	(1,025)
EUR	137,000	USD	147,184	Barclays Bank PLC	12/14/23	(1,953)
EUR	80,000	USD	86,414	Deutsche Bank Securities Inc.	12/14/23	(1,607)
IDR	2,055,329,264	USD	133,678	Citibank N.A.	12/14/23	(4,739)
KRW	159,535,722	USD	120,038	Citibank N.A.	12/14/23	(1,847)
MXN	1,346,936	USD	77,396	Bank of America N.A.	12/14/23	(3,191)
MXN	3,150,774	USD	178,118	Barclays Bank PLC	12/14/23	(4,535)
MXN	8,627,346	USD	482,185	Citibank N.A.	12/14/23	(6,885)

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

MXN	3,724,593	USD	213,348	Goldman Sachs & Co.	12/14/23	$(8,151)
MYR	512,475	USD	110,257	Barclays Bank PLC	12/14/23	(2,408)
THB	17,430,652	USD	493,004	Barclays Bank PLC	12/14/23	(6,255)
USD	95,004	BRL	484,000	Citibank N.A.	12/14/23	(532)
USD	62,792	BRL	320,000	Deutsche Bank Securities Inc.	12/14/23	(372)
USD	28,121	CLP	25,383,000	BNP Paribas SA	12/14/23	(173)
USD	62,032	COP	260,358,000	BNP Paribas SA	12/14/23	(634)
USD	55,485	HUF	20,352,000	Bank of America N.A.	12/14/23	(463)
USD	30,426	HUF	11,124,000	Barclays Bank PLC	12/14/23	(154)
USD	30,677	INR	2,566,000	Deutsche Bank Securities Inc.	12/14/23	(99)
USD	62,628	MXN	1,147,000	Goldman Sachs & Co.	12/14/23	(563)
USD	80,848	PLN	351,168	Barclays Bank PLC	12/14/23	(2,437)
USD	292,261	PLN	1,262,605	Deutsche Bank Securities Inc.	12/14/23	(7,184)
USD	61,450	THB	2,201,000	Barclays Bank PLC	12/14/23	(13)
USD	61,264	ZAR	1,174,000	Bank of America N.A.	12/14/23	(1,499)
USD	146,920	ZAR	2,839,000	Barclays Bank PLC	12/14/23	(4,856)
USD	61,131	ZAR	1,164,000	BNP Paribas SA	12/14/23	(1,097)
USD	612,170	ZAR	11,833,967	Deutsche Bank Securities Inc.	12/14/23	(20,485)
USD	130,573	COP	563,553,000	Citibank N.A.	12/18/23	(4,951)
BRL	5,277,130	USD	1,059,000	Citibank N.A.	12/20/23	(18,014)
EUR	344,000	USD	369,186	Barclays Bank PLC	12/20/23	(4,388)
MXN	10,155,118	USD	581,000	Barclays Bank PLC	12/20/23	(22,084)
MXN	10,564,467	USD	605,000	Citibank N.A.	12/20/23	(23,554)
USD	79,064	EUR	75,000	Bank of America N.A.	12/20/23	(470)
USD	729,517	EUR	690,000	BNP Paribas SA	12/20/23	(2,199)
USD	707,162	EUR	671,000	Deutsche Bank Securities Inc.	12/20/23	(4,406)
USD	320,621	GBP	264,000	Bank of America N.A.	12/20/23	(379)
USD	116,506	GBP	96,000	Barclays Bank PLC	12/20/23	(222)
USD	105,073	GBP	87,000	Deutsche Bank Securities Inc.	12/20/23	(711)
USD	468,268	BRL	2,436,333	Citibank N.A.	04/02/24	(6,742)

						(178,613)

						$506,731

Centrally Cleared Interest Rate Swaps

				Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency

1-Day SOFR, 5.35%	Annual	5.37%	Annual	N/A	07/12/24	USD	4,500	$(5,281)	$10	$(5,291)
1-Day SOFR, 5.35%	Annual	5.37%	Annual	N/A	07/12/24	USD	4,500	(5,190)	11	(5,201)
4.75%	Annual	1-Day SOFR, 5.35%	Annual	N/A	07/24/25	USD	6,850	36,757	27	36,730
28-Day MXIBTIIE, 11.50%	Monthly	9.20%	Monthly	9/18/2024(a)	09/17/25	MXN	4,203	(1,734)	1	(1,735)
28-Day MXIBTIIE, 11.50%	Monthly	10.53%	Monthly	N/A	09/24/25	MXN	6,439	(1,264)	2	(1,266)
28-Day MXIBTIIE, 11.50%	Monthly	10.84%	Monthly	N/A	09/25/25	MXN	6,733	660	2	658
28-Day MXIBTIIE, 11.50%	Monthly	9.69%	Monthly	N/A	09/16/26	MXN	4,217	(2,969)	1	(2,970)
3-mo. KRW CDC, 3.82%	Quarterly	3.38%	Quarterly	N/A	09/20/26	KRW	26,867	(384)	—	(384)
3-mo. KRW CDC, 3.82%	Quarterly	3.38%	Quarterly	N/A	09/20/26	KRW	209,010	(2,948)	2	(2,950)
3-mo. KRW CDC, 3.82%	Quarterly	3.39%	Quarterly	N/A	09/20/26	KRW	208,979	(2,926)	2	(2,928)
3-mo. KRW CDC, 3.82%	Quarterly	3.51%	Quarterly	N/A	09/20/26	KRW	441,195	(5,047)	3	(5,050)
3-mo. KRW CDC, 3.82%	Quarterly	3.57%	Quarterly	N/A	09/20/26	KRW	319,259	(3,226)	3	(3,229)
3-mo. KRW CDC, 3.82%	Quarterly	3.65%	Quarterly	N/A	09/20/26	KRW	182,353	(1,530)	1	(1,531)
	At		At
1-Day SOFR, 5.35%	Termination	4.17%	Termination	10/23/2025(a)	10/23/26	USD	1,786	748	4	744

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency

	At		At
1-Day SOFR, 5.35%	Termination	4.21%	Termination	10/27/2025(a)	10/27/26	USD	3,655	$2,899	$6	$2,893
3.88%	Annual	6-mo. WIBOR, 5.56%	Semi-Annual	12/20/2023(a)	12/20/26	PLN	1,255	6,073	3	6,070
1-Day SOFR, 5.35%	Annual	4.20%	Annual	10/23/2025(a)	10/23/27	USD	930	405	4	401
1-Day SOFR, 5.35%	Annual	4.55%	Annual	N/A	10/11/28	USD	6,900	3,924	1,065	2,859
3.68%	Annual	1-Day SOFR, 5.35%	Annual	N/A	08/02/33	USD	3,700	247,329	59	247,270

								$266,296	$1,206	$265,090

(a)	Forward Swap.

OTC Interest Rate Swaps

				Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency

12.62	At Termination	1-Day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/02/24	BRL	$7,677	$35	$—	$35
	At		At
1-Day BZDIOVER, 0.05%	Termination	11.14%	Termination	BNP Paribas S.A.	N/A	01/02/26	BRL	540	(825)	—	(825)
	At		At
1-Day BZDIOVER, 0.05%	Termination	10.88%	Termination	BNP Paribas S.A.	N/A	01/02/26	BRL	293	(811)	—	(811)
	At		At
1-Day BZDIOVER, 0.05%	Termination	10.78%	Termination	Citibank N.A.	N/A	01/02/26	BRL	188	(600)	—	(600)
	At		At
1-Day BZDIOVER, 0.05%	Termination	10.80%	Termination	Citibank N.A.	N/A	01/02/26	BRL	209	(638)	—	(638)
	At		At
1-Day BZDIOVER, 0.05%	Termination	10.53%	Termination	Citibank N.A.	N/A	01/02/26	BRL	254	(1,109)	—	(1,109)
1-Day BZDIOVER, 0.05%	Monthly	10.10%	Monthly	Barclays Bank PLC	N/A	01/02/26	BRL	453	(2,599)	—	(2,599)
1-Day BZDIOVER, 0.05%	Monthly	10.07%	Monthly	Citibank N.A.	N/A	01/02/26	BRL	942	(5,387)	—	(5,387)
	At		At
1-Day BZDIOVER, 0.05%	Termination	10.11%	Termination	Goldman Sachs International	N/A	01/02/26	BRL	1,888	(9,196)	—	(9,196)
	At		At
1-Day BZDIOVER, 0.05%	Termination	9.94%	Termination	BNP Paribas S.A.	N/A	01/02/26	BRL	1,762	(9,775)	—	(9,775)
	At	1-Day BZDIOVER,	At
10.56	Termination	0.05%	Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1,103	4,698	—	4,698

									$(26,207)	$—	$(26,207)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Flexible Income ETF

Fair Value Hierarchy as of Period End (continued)

the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$33,825,195	$—	$33,825,195
Collaterized Mortgage Obligations	—	11,237,429	—	11,237,429
Convertible Bonds	277,344	255,865	—	533,209
Corporate Bonds & Notes	—	80,335,404	—	80,335,404
Foreign Government Obligations	—	11,177,128	—	11,177,128
U.S. Government Agency Obligations	—	12,355,487	—	12,355,487
Investment Companies	7,006,606	—	—	7,006,606
Short-Term Securities
Money Market Funds	19,889,982	—	—	19,889,982
Liabilities
Investments
TBA Sales Commitments	—	(1,540,366)	—	(1,540,366)

	$27,173,932	$147,646,142	$—	$174,820,074

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$685,344	$—	$685,344
Interest Rate Contracts	576,178	302,358	—	878,536
Liabilities
Foreign Currency Exchange Contracts	—	(178,613)	—	(178,613)
Interest Rate Contracts	(347,978)	(63,475)	—	(411,453)

	$228,200	$745,614	$—	973,814

(a)

Derivative financial instruments are swaps and futures contracts and forward foreign currency exchange contracts. Swaps and futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CLO	Collateralized Loan Obligation	PIK	Payment-in-kind
CMT	Constant Maturity Treasury	SOFR	Secured Overnight Financing Rate
EURIBOR	Euro Interbank Offered Rate	SONIA	Sterling Overnight Interbank Average Rate
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

Currency Abbreviation

BRL	Brazilian Real	INR	Indian Rupee
CAD	Canadian Dollar	KRW	South Korean Won
CLP	Chilean Peso	MXN	Mexican Peso
COP	Colombian Peso	MYR	Malaysian Ringgit
CZK	Czech Koruna	PLN	Polish Zloty
EUR	Euro	THB	Thai Baht
GBP	British Pound	USD	United States Dollar
HUF	Hungarian Forint	ZAR	South African Rand
IDR	Indonesian Rupiah